Shareholder Report, Holdings (Details)	Mar. 31, 2025
Banking Fund | Investor Class | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.50%
Banking Fund | Investor Class | Savingsamp Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Banking Fund | Investor Class | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Banking Fund | Investor Class | J P Morgan Chaseamp Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Banking Fund | Investor Class | Bankof America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Banking Fund | Investor Class | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Banking Fund | Investor Class | Wells Fargoamp Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Banking Fund | Investor Class | Capital One Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Banking Fund | Investor Class | P N C Financial Services Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Banking Fund | Investor Class | U S Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Banking Fund | Investor Class | Bankof New York Mellon Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Banking Fund | Investor Class | Truist Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Banking Fund | Investor Class | N U Holdings Limited Cayman Islands 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Banking Fund | Investor Class | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.20%
Banking Fund | Class A | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.50%
Banking Fund | Class A | Savingsamp Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Banking Fund | Class A | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Banking Fund | Class A | J P Morgan Chaseamp Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Banking Fund | Class A | Bankof America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Banking Fund | Class A | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Banking Fund | Class A | Wells Fargoamp Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Banking Fund | Class A | Capital One Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Banking Fund | Class A | P N C Financial Services Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Banking Fund | Class A | U S Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Banking Fund | Class A | Bankof New York Mellon Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Banking Fund | Class A | Truist Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Banking Fund | Class A | N U Holdings Limited Cayman Islands 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Banking Fund | Class A | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.20%
Banking Fund | Class C | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.50%
Banking Fund | Class C | Savingsamp Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Banking Fund | Class C | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Banking Fund | Class C | J P Morgan Chaseamp Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Banking Fund | Class C | Bankof America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Banking Fund | Class C | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Banking Fund | Class C | Wells Fargoamp Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Banking Fund | Class C | Capital One Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Banking Fund | Class C | P N C Financial Services Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Banking Fund | Class C | U S Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Banking Fund | Class C | Bankof New York Mellon Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Banking Fund | Class C | Truist Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Banking Fund | Class C | N U Holdings Limited Cayman Islands 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Banking Fund | Class C | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.20%
Banking Fund | Class H | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.50%
Banking Fund | Class H | Savingsamp Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Banking Fund | Class H | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Banking Fund | Class H | J P Morgan Chaseamp Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Banking Fund | Class H | Bankof America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Banking Fund | Class H | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Banking Fund | Class H | Wells Fargoamp Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Banking Fund | Class H | Capital One Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Banking Fund | Class H | P N C Financial Services Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Banking Fund | Class H | U S Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Banking Fund | Class H | Bankof New York Mellon Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Banking Fund | Class H | Truist Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Banking Fund | Class H | N U Holdings Limited Cayman Islands 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Banking Fund | Class H | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.20%
Basic Materials Fund | Investor Class | Chemicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.10%
Basic Materials Fund | Investor Class | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.80%
Basic Materials Fund | Investor Class | Packagingamp Containers [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Basic Materials Fund | Investor Class | Ironamp Steel [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Basic Materials Fund | Investor Class | Building Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Basic Materials Fund | Investor Class | Coal [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Basic Materials Fund | Investor Class | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Basic Materials Fund | Investor Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Basic Materials Fund | Investor Class | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
Basic Materials Fund | Investor Class | Lindeplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Basic Materials Fund | Investor Class | Sherwin Williams Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Basic Materials Fund | Investor Class | Ecolab Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Basic Materials Fund | Investor Class | Air Productsand Chemicals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Basic Materials Fund | Investor Class | C R Hplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Basic Materials Fund | Investor Class | Newmont Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Basic Materials Fund | Investor Class | Freeport Mc Mo Ran Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Basic Materials Fund | Investor Class | Corteva Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Basic Materials Fund | Investor Class | Vulcan Materials Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Basic Materials Fund | Investor Class | International Paper Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Basic Materials Fund | Class A | Chemicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.10%
Basic Materials Fund | Class A | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.80%
Basic Materials Fund | Class A | Packagingamp Containers [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Basic Materials Fund | Class A | Ironamp Steel [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Basic Materials Fund | Class A | Building Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Basic Materials Fund | Class A | Coal [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Basic Materials Fund | Class A | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Basic Materials Fund | Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Basic Materials Fund | Class A | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
Basic Materials Fund | Class A | Lindeplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Basic Materials Fund | Class A | Sherwin Williams Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Basic Materials Fund | Class A | Ecolab Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Basic Materials Fund | Class A | Air Productsand Chemicals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Basic Materials Fund | Class A | C R Hplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Basic Materials Fund | Class A | Newmont Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Basic Materials Fund | Class A | Freeport Mc Mo Ran Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Basic Materials Fund | Class A | Corteva Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Basic Materials Fund | Class A | Vulcan Materials Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Basic Materials Fund | Class A | International Paper Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Basic Materials Fund | Class C | Chemicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.10%
Basic Materials Fund | Class C | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.80%
Basic Materials Fund | Class C | Packagingamp Containers [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Basic Materials Fund | Class C | Ironamp Steel [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Basic Materials Fund | Class C | Building Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Basic Materials Fund | Class C | Coal [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Basic Materials Fund | Class C | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Basic Materials Fund | Class C | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Basic Materials Fund | Class C | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
Basic Materials Fund | Class C | Lindeplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Basic Materials Fund | Class C | Sherwin Williams Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Basic Materials Fund | Class C | Ecolab Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Basic Materials Fund | Class C | Air Productsand Chemicals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Basic Materials Fund | Class C | C R Hplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Basic Materials Fund | Class C | Newmont Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Basic Materials Fund | Class C | Freeport Mc Mo Ran Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Basic Materials Fund | Class C | Corteva Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Basic Materials Fund | Class C | Vulcan Materials Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Basic Materials Fund | Class C | International Paper Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Basic Materials Fund | Class H | Chemicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.10%
Basic Materials Fund | Class H | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.80%
Basic Materials Fund | Class H | Packagingamp Containers [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Basic Materials Fund | Class H | Ironamp Steel [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Basic Materials Fund | Class H | Building Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Basic Materials Fund | Class H | Coal [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Basic Materials Fund | Class H | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Basic Materials Fund | Class H | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Basic Materials Fund | Class H | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
Basic Materials Fund | Class H | Lindeplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Basic Materials Fund | Class H | Sherwin Williams Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Basic Materials Fund | Class H | Ecolab Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Basic Materials Fund | Class H | Air Productsand Chemicals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Basic Materials Fund | Class H | C R Hplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Basic Materials Fund | Class H | Newmont Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Basic Materials Fund | Class H | Freeport Mc Mo Ran Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Basic Materials Fund | Class H | Corteva Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Basic Materials Fund | Class H | Vulcan Materials Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Basic Materials Fund | Class H | International Paper Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Biotechnology Fund | Investor Class | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	75.80%
Biotechnology Fund | Investor Class | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Biotechnology Fund | Investor Class | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Biotechnology Fund | Investor Class | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Biotechnology Fund | Investor Class | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.80%
Biotechnology Fund | Investor Class | Corteva Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Biotechnology Fund | Investor Class | Abb Vie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Biotechnology Fund | Investor Class | Amgen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Biotechnology Fund | Investor Class | Gilead Sciences Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Biotechnology Fund | Investor Class | Vertex Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Biotechnology Fund | Investor Class | Regeneron Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Biotechnology Fund | Investor Class | Alnylam Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Biotechnology Fund | Investor Class | Bei Gene Ltd A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Biotechnology Fund | Investor Class | Astra Zenecaplc A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Biotechnology Fund | Investor Class | Biogen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Biotechnology Fund | Class A | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	75.80%
Biotechnology Fund | Class A | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Biotechnology Fund | Class A | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Biotechnology Fund | Class A | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Biotechnology Fund | Class A | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.80%
Biotechnology Fund | Class A | Corteva Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Biotechnology Fund | Class A | Abb Vie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Biotechnology Fund | Class A | Amgen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Biotechnology Fund | Class A | Gilead Sciences Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Biotechnology Fund | Class A | Vertex Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Biotechnology Fund | Class A | Regeneron Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Biotechnology Fund | Class A | Alnylam Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Biotechnology Fund | Class A | Bei Gene Ltd A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Biotechnology Fund | Class A | Astra Zenecaplc A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Biotechnology Fund | Class A | Biogen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Biotechnology Fund | Class C | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	75.80%
Biotechnology Fund | Class C | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Biotechnology Fund | Class C | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Biotechnology Fund | Class C | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Biotechnology Fund | Class C | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.80%
Biotechnology Fund | Class C | Corteva Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Biotechnology Fund | Class C | Abb Vie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Biotechnology Fund | Class C | Amgen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Biotechnology Fund | Class C | Gilead Sciences Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Biotechnology Fund | Class C | Vertex Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Biotechnology Fund | Class C | Regeneron Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Biotechnology Fund | Class C | Alnylam Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Biotechnology Fund | Class C | Bei Gene Ltd A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Biotechnology Fund | Class C | Astra Zenecaplc A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Biotechnology Fund | Class C | Biogen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Biotechnology Fund | Class H | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	75.80%
Biotechnology Fund | Class H | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Biotechnology Fund | Class H | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Biotechnology Fund | Class H | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Biotechnology Fund | Class H | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.80%
Biotechnology Fund | Class H | Corteva Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Biotechnology Fund | Class H | Abb Vie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Biotechnology Fund | Class H | Amgen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Biotechnology Fund | Class H | Gilead Sciences Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Biotechnology Fund | Class H | Vertex Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Biotechnology Fund | Class H | Regeneron Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Biotechnology Fund | Class H | Alnylam Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Biotechnology Fund | Class H | Bei Gene Ltd A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Biotechnology Fund | Class H | Astra Zenecaplc A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Biotechnology Fund | Class H | Biogen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Consumer Products Fund | Investor Class | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Consumer Products Fund | Investor Class | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.70%
Consumer Products Fund | Investor Class | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
Consumer Products Fund | Investor Class | Cosmeticsamp Personal Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Consumer Products Fund | Investor Class | Agriculture [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Consumer Products Fund | Investor Class | Household Productsamp Housewares [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Consumer Products Fund | Investor Class | Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Consumer Products Fund | Investor Class | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Consumer Products Fund | Investor Class | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.50%
Consumer Products Fund | Investor Class | Procteramp Gamble Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Consumer Products Fund | Investor Class | Coca Cola Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Consumer Products Fund | Investor Class | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Consumer Products Fund | Investor Class | Pepsi Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Consumer Products Fund | Investor Class | Altria Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Consumer Products Fund | Investor Class | Mondelez International Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Consumer Products Fund | Investor Class | Colgate Palmolive Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Consumer Products Fund | Investor Class | Kenvue Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Consumer Products Fund | Investor Class | Kimberly Clark Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Consumer Products Fund | Investor Class | Kroger Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Consumer Products Fund | Class A | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Consumer Products Fund | Class A | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.70%
Consumer Products Fund | Class A | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
Consumer Products Fund | Class A | Cosmeticsamp Personal Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Consumer Products Fund | Class A | Agriculture [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Consumer Products Fund | Class A | Household Productsamp Housewares [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Consumer Products Fund | Class A | Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Consumer Products Fund | Class A | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Consumer Products Fund | Class A | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.50%
Consumer Products Fund | Class A | Procteramp Gamble Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Consumer Products Fund | Class A | Coca Cola Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Consumer Products Fund | Class A | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Consumer Products Fund | Class A | Pepsi Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Consumer Products Fund | Class A | Altria Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Consumer Products Fund | Class A | Mondelez International Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Consumer Products Fund | Class A | Colgate Palmolive Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Consumer Products Fund | Class A | Kenvue Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Consumer Products Fund | Class A | Kimberly Clark Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Consumer Products Fund | Class A | Kroger Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Consumer Products Fund | Class C | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Consumer Products Fund | Class C | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.70%
Consumer Products Fund | Class C | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
Consumer Products Fund | Class C | Cosmeticsamp Personal Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Consumer Products Fund | Class C | Agriculture [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Consumer Products Fund | Class C | Household Productsamp Housewares [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Consumer Products Fund | Class C | Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Consumer Products Fund | Class C | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Consumer Products Fund | Class C | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.50%
Consumer Products Fund | Class C | Procteramp Gamble Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Consumer Products Fund | Class C | Coca Cola Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Consumer Products Fund | Class C | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Consumer Products Fund | Class C | Pepsi Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Consumer Products Fund | Class C | Altria Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Consumer Products Fund | Class C | Mondelez International Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Consumer Products Fund | Class C | Colgate Palmolive Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Consumer Products Fund | Class C | Kenvue Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Consumer Products Fund | Class C | Kimberly Clark Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Consumer Products Fund | Class C | Kroger Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Consumer Products Fund | Class H | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Consumer Products Fund | Class H | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.70%
Consumer Products Fund | Class H | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
Consumer Products Fund | Class H | Cosmeticsamp Personal Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Consumer Products Fund | Class H | Agriculture [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Consumer Products Fund | Class H | Household Productsamp Housewares [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Consumer Products Fund | Class H | Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Consumer Products Fund | Class H | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Consumer Products Fund | Class H | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.50%
Consumer Products Fund | Class H | Procteramp Gamble Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Consumer Products Fund | Class H | Coca Cola Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Consumer Products Fund | Class H | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Consumer Products Fund | Class H | Pepsi Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Consumer Products Fund | Class H | Altria Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Consumer Products Fund | Class H | Mondelez International Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Consumer Products Fund | Class H | Colgate Palmolive Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Consumer Products Fund | Class H | Kenvue Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Consumer Products Fund | Class H | Kimberly Clark Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Consumer Products Fund | Class H | Kroger Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Electronics Fund | Investor Class | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.70%
Electronics Fund | Investor Class | Energy Alternate Sources [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Electronics Fund | Investor Class | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Electronics Fund | Investor Class | Electrical Componentsamp Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Electronics Fund | Investor Class | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Electronics Fund | Investor Class | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Electronics Fund | Investor Class | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.00%
Electronics Fund | Investor Class | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Electronics Fund | Investor Class | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Electronics Fund | Investor Class | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Electronics Fund | Investor Class | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Electronics Fund | Investor Class | Q U A L C O M M Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Electronics Fund | Investor Class | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Electronics Fund | Investor Class | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Electronics Fund | Investor Class | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Electronics Fund | Investor Class | K L A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Electronics Fund | Investor Class | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Electronics Fund | Class A | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.70%
Electronics Fund | Class A | Energy Alternate Sources [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Electronics Fund | Class A | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Electronics Fund | Class A | Electrical Componentsamp Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Electronics Fund | Class A | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Electronics Fund | Class A | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Electronics Fund | Class A | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.00%
Electronics Fund | Class A | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Electronics Fund | Class A | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Electronics Fund | Class A | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Electronics Fund | Class A | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Electronics Fund | Class A | Q U A L C O M M Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Electronics Fund | Class A | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Electronics Fund | Class A | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Electronics Fund | Class A | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Electronics Fund | Class A | K L A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Electronics Fund | Class A | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Electronics Fund | Class C | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.70%
Electronics Fund | Class C | Energy Alternate Sources [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Electronics Fund | Class C | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Electronics Fund | Class C | Electrical Componentsamp Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Electronics Fund | Class C | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Electronics Fund | Class C | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Electronics Fund | Class C | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.00%
Electronics Fund | Class C | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Electronics Fund | Class C | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Electronics Fund | Class C | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Electronics Fund | Class C | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Electronics Fund | Class C | Q U A L C O M M Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Electronics Fund | Class C | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Electronics Fund | Class C | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Electronics Fund | Class C | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Electronics Fund | Class C | K L A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Electronics Fund | Class C | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Electronics Fund | Class H | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.70%
Electronics Fund | Class H | Energy Alternate Sources [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Electronics Fund | Class H | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Electronics Fund | Class H | Electrical Componentsamp Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Electronics Fund | Class H | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Electronics Fund | Class H | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Electronics Fund | Class H | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.00%
Electronics Fund | Class H | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Electronics Fund | Class H | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Electronics Fund | Class H | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Electronics Fund | Class H | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Electronics Fund | Class H | Q U A L C O M M Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Electronics Fund | Class H | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Electronics Fund | Class H | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Electronics Fund | Class H | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Electronics Fund | Class H | K L A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Electronics Fund | Class H | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Energy Fund | Investor Class | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Energy Fund | Investor Class | Coal [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Energy Fund | Investor Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Energy Fund | Investor Class | Energy Alternate Sources [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Energy Fund | Investor Class | Oilamp Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.80%
Energy Fund | Investor Class | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Energy Fund | Investor Class | Oilamp Gas Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Energy Fund | Investor Class | Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Energy Fund | Investor Class | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.70%
Energy Fund | Investor Class | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Energy Fund | Investor Class | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Energy Fund | Investor Class | Conoco Phillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Energy Fund | Investor Class | Equities Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Energy Fund | Investor Class | Williams Companies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Energy Fund | Investor Class | E O G Resources Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Energy Fund | Investor Class | O N E O K Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Energy Fund | Investor Class | Kinder Morgan Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Energy Fund | Investor Class | Schlumberger N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Energy Fund | Investor Class | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Energy Fund | Class A | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Energy Fund | Class A | Coal [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Energy Fund | Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Energy Fund | Class A | Energy Alternate Sources [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Energy Fund | Class A | Oilamp Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.80%
Energy Fund | Class A | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Energy Fund | Class A | Oilamp Gas Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Energy Fund | Class A | Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Energy Fund | Class A | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.70%
Energy Fund | Class A | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Energy Fund | Class A | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Energy Fund | Class A | Conoco Phillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Energy Fund | Class A | Equities Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Energy Fund | Class A | Williams Companies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Energy Fund | Class A | E O G Resources Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Energy Fund | Class A | O N E O K Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Energy Fund | Class A | Kinder Morgan Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Energy Fund | Class A | Schlumberger N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Energy Fund | Class A | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Energy Fund | Class C | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Energy Fund | Class C | Coal [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Energy Fund | Class C | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Energy Fund | Class C | Energy Alternate Sources [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Energy Fund | Class C | Oilamp Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.80%
Energy Fund | Class C | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Energy Fund | Class C | Oilamp Gas Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Energy Fund | Class C | Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Energy Fund | Class C | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.70%
Energy Fund | Class C | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Energy Fund | Class C | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Energy Fund | Class C | Conoco Phillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Energy Fund | Class C | Equities Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Energy Fund | Class C | Williams Companies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Energy Fund | Class C | E O G Resources Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Energy Fund | Class C | O N E O K Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Energy Fund | Class C | Kinder Morgan Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Energy Fund | Class C | Schlumberger N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Energy Fund | Class C | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Energy Fund | Class H | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Energy Fund | Class H | Coal [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Energy Fund | Class H | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Energy Fund | Class H | Energy Alternate Sources [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Energy Fund | Class H | Oilamp Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.80%
Energy Fund | Class H | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Energy Fund | Class H | Oilamp Gas Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Energy Fund | Class H | Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Energy Fund | Class H | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.70%
Energy Fund | Class H | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Energy Fund | Class H | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Energy Fund | Class H | Conoco Phillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Energy Fund | Class H | Equities Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Energy Fund | Class H | Williams Companies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Energy Fund | Class H | E O G Resources Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Energy Fund | Class H | O N E O K Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Energy Fund | Class H | Kinder Morgan Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Energy Fund | Class H | Schlumberger N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Energy Fund | Class H | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Energy Services Fund | Investor Class | Oilamp Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
Energy Services Fund | Investor Class | Oilamp Gas Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.40%
Energy Services Fund | Investor Class | Machinery Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Energy Services Fund | Investor Class | Metal Fabricateamp Hardware [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Energy Services Fund | Investor Class | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.00%
Energy Services Fund | Investor Class | Schlumberger N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Energy Services Fund | Investor Class | Baker Hughes Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Energy Services Fund | Investor Class | Halliburton Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Energy Services Fund | Investor Class | Technip F M Cplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Energy Services Fund | Investor Class | N O V Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Energy Services Fund | Investor Class | Champion X Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Energy Services Fund | Investor Class | Archrock Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Energy Services Fund | Investor Class | Weatherford Internationalplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Energy Services Fund | Investor Class | Cactus Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Energy Services Fund | Investor Class | Patterson U T I Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Energy Services Fund | Class A | Oilamp Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
Energy Services Fund | Class A | Oilamp Gas Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.40%
Energy Services Fund | Class A | Machinery Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Energy Services Fund | Class A | Metal Fabricateamp Hardware [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Energy Services Fund | Class A | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.00%
Energy Services Fund | Class A | Schlumberger N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Energy Services Fund | Class A | Baker Hughes Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Energy Services Fund | Class A | Halliburton Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Energy Services Fund | Class A | Technip F M Cplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Energy Services Fund | Class A | N O V Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Energy Services Fund | Class A | Champion X Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Energy Services Fund | Class A | Archrock Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Energy Services Fund | Class A | Weatherford Internationalplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Energy Services Fund | Class A | Cactus Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Energy Services Fund | Class A | Patterson U T I Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Energy Services Fund | Class C | Oilamp Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
Energy Services Fund | Class C | Oilamp Gas Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.40%
Energy Services Fund | Class C | Machinery Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Energy Services Fund | Class C | Metal Fabricateamp Hardware [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Energy Services Fund | Class C | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.00%
Energy Services Fund | Class C | Schlumberger N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Energy Services Fund | Class C | Baker Hughes Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Energy Services Fund | Class C | Halliburton Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Energy Services Fund | Class C | Technip F M Cplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Energy Services Fund | Class C | N O V Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Energy Services Fund | Class C | Champion X Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Energy Services Fund | Class C | Archrock Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Energy Services Fund | Class C | Weatherford Internationalplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Energy Services Fund | Class C | Cactus Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Energy Services Fund | Class C | Patterson U T I Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Energy Services Fund | Class H | Oilamp Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
Energy Services Fund | Class H | Oilamp Gas Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.40%
Energy Services Fund | Class H | Machinery Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Energy Services Fund | Class H | Metal Fabricateamp Hardware [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Energy Services Fund | Class H | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.00%
Energy Services Fund | Class H | Schlumberger N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Energy Services Fund | Class H | Baker Hughes Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Energy Services Fund | Class H | Halliburton Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Energy Services Fund | Class H | Technip F M Cplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Energy Services Fund | Class H | N O V Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Energy Services Fund | Class H | Champion X Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Energy Services Fund | Class H | Archrock Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Energy Services Fund | Class H | Weatherford Internationalplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Energy Services Fund | Class H | Cactus Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Energy Services Fund | Class H | Patterson U T I Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Financial Services Fund | Investor Class | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
Financial Services Fund | Investor Class | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
Financial Services Fund | Investor Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Financial Services Fund | Investor Class | Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Financial Services Fund | Investor Class | R E I Ts [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Financial Services Fund | Investor Class | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Financial Services Fund | Investor Class | Private Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Financial Services Fund | Investor Class | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Financial Services Fund | Investor Class | J P Morgan Chaseamp Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Financial Services Fund | Investor Class | Bankof America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Financial Services Fund | Investor Class | Wells Fargoamp Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Financial Services Fund | Investor Class | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Financial Services Fund | Investor Class | Berkshire Hathaway Inc 8212 Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Financial Services Fund | Investor Class | Visa Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Financial Services Fund | Investor Class | Mastercard Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Financial Services Fund | Investor Class | Goldman Sachs Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Financial Services Fund | Investor Class | Blackstone Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Financial Services Fund | Investor Class | Samp P Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Financial Services Fund | Investor Class | Progressive Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Financial Services Fund | Class A | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
Financial Services Fund | Class A | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
Financial Services Fund | Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Financial Services Fund | Class A | Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Financial Services Fund | Class A | R E I Ts [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Financial Services Fund | Class A | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Financial Services Fund | Class A | Private Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Financial Services Fund | Class A | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Financial Services Fund | Class A | J P Morgan Chaseamp Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Financial Services Fund | Class A | Bankof America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Financial Services Fund | Class A | Wells Fargoamp Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Financial Services Fund | Class A | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Financial Services Fund | Class A | Berkshire Hathaway Inc 8212 Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Financial Services Fund | Class A | Visa Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Financial Services Fund | Class A | Mastercard Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Financial Services Fund | Class A | Goldman Sachs Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Financial Services Fund | Class A | Blackstone Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Financial Services Fund | Class A | Samp P Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Financial Services Fund | Class A | Progressive Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Financial Services Fund | Class C | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
Financial Services Fund | Class C | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
Financial Services Fund | Class C | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Financial Services Fund | Class C | Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Financial Services Fund | Class C | R E I Ts [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Financial Services Fund | Class C | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Financial Services Fund | Class C | Private Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Financial Services Fund | Class C | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Financial Services Fund | Class C | J P Morgan Chaseamp Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Financial Services Fund | Class C | Bankof America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Financial Services Fund | Class C | Wells Fargoamp Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Financial Services Fund | Class C | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Financial Services Fund | Class C | Berkshire Hathaway Inc 8212 Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Financial Services Fund | Class C | Visa Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Financial Services Fund | Class C | Mastercard Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Financial Services Fund | Class C | Goldman Sachs Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Financial Services Fund | Class C | Blackstone Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Financial Services Fund | Class C | Samp P Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Financial Services Fund | Class C | Progressive Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Financial Services Fund | Class H | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
Financial Services Fund | Class H | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
Financial Services Fund | Class H | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Financial Services Fund | Class H | Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Financial Services Fund | Class H | R E I Ts [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Financial Services Fund | Class H | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Financial Services Fund | Class H | Private Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Financial Services Fund | Class H | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Financial Services Fund | Class H | J P Morgan Chaseamp Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Financial Services Fund | Class H | Bankof America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Financial Services Fund | Class H | Wells Fargoamp Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Financial Services Fund | Class H | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Financial Services Fund | Class H | Berkshire Hathaway Inc 8212 Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Financial Services Fund | Class H | Visa Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Financial Services Fund | Class H | Mastercard Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Financial Services Fund | Class H | Goldman Sachs Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Financial Services Fund | Class H | Blackstone Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Financial Services Fund | Class H | Samp P Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Financial Services Fund | Class H | Progressive Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Health Care Fund | Investor Class | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Health Care Fund | Investor Class | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.40%
Health Care Fund | Investor Class | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%
Health Care Fund | Investor Class | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Health Care Fund | Investor Class | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Health Care Fund | Investor Class | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Health Care Fund | Investor Class | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
Health Care Fund | Investor Class | Abb Vie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Health Care Fund | Investor Class | Amgen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Health Care Fund | Investor Class | Eli Lillyamp Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Health Care Fund | Investor Class | United Health Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Health Care Fund | Investor Class | Johnsonamp Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Health Care Fund | Investor Class | Abbott Laboratories [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Health Care Fund | Investor Class | Merckamp Company Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Health Care Fund | Investor Class | Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Health Care Fund | Investor Class | Thermo Fisher Scientific Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Health Care Fund | Investor Class | Boston Scientific Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Health Care Fund | Class A | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Health Care Fund | Class A | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.40%
Health Care Fund | Class A | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%
Health Care Fund | Class A | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Health Care Fund | Class A | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Health Care Fund | Class A | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Health Care Fund | Class A | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
Health Care Fund | Class A | Abb Vie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Health Care Fund | Class A | Amgen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Health Care Fund | Class A | Eli Lillyamp Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Health Care Fund | Class A | United Health Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Health Care Fund | Class A | Johnsonamp Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Health Care Fund | Class A | Abbott Laboratories [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Health Care Fund | Class A | Merckamp Company Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Health Care Fund | Class A | Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Health Care Fund | Class A | Thermo Fisher Scientific Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Health Care Fund | Class A | Boston Scientific Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Health Care Fund | Class C | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Health Care Fund | Class C | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.40%
Health Care Fund | Class C | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%
Health Care Fund | Class C | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Health Care Fund | Class C | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Health Care Fund | Class C | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Health Care Fund | Class C | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
Health Care Fund | Class C | Abb Vie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Health Care Fund | Class C | Amgen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Health Care Fund | Class C | Eli Lillyamp Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Health Care Fund | Class C | United Health Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Health Care Fund | Class C | Johnsonamp Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Health Care Fund | Class C | Abbott Laboratories [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Health Care Fund | Class C | Merckamp Company Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Health Care Fund | Class C | Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Health Care Fund | Class C | Thermo Fisher Scientific Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Health Care Fund | Class C | Boston Scientific Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Health Care Fund | Class H | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Health Care Fund | Class H | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.40%
Health Care Fund | Class H | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%
Health Care Fund | Class H | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Health Care Fund | Class H | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Health Care Fund | Class H | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Health Care Fund | Class H | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
Health Care Fund | Class H | Abb Vie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Health Care Fund | Class H | Amgen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Health Care Fund | Class H | Eli Lillyamp Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Health Care Fund | Class H | United Health Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Health Care Fund | Class H | Johnsonamp Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Health Care Fund | Class H | Abbott Laboratories [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Health Care Fund | Class H | Merckamp Company Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Health Care Fund | Class H | Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Health Care Fund | Class H | Thermo Fisher Scientific Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Health Care Fund | Class H | Boston Scientific Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Internet Fund | Investor Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Internet Fund | Investor Class | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.20%
Internet Fund | Investor Class | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Internet Fund | Investor Class | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Internet Fund | Investor Class | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Internet Fund | Investor Class | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
Internet Fund | Investor Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Internet Fund | Investor Class | Entertainment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Internet Fund | Investor Class | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.90%
Internet Fund | Investor Class | Alphabet Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Internet Fund | Investor Class | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Internet Fund | Investor Class | Meta Platforms Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Internet Fund | Investor Class | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Internet Fund | Investor Class | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Internet Fund | Investor Class | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Internet Fund | Investor Class | Adobe Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Internet Fund | Investor Class | Uber Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Internet Fund | Investor Class | Motorola Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Internet Fund | Investor Class | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Internet Fund | Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Internet Fund | Class A | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.20%
Internet Fund | Class A | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Internet Fund | Class A | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Internet Fund | Class A | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Internet Fund | Class A | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
Internet Fund | Class A | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Internet Fund | Class A | Entertainment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Internet Fund | Class A | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.90%
Internet Fund | Class A | Alphabet Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Internet Fund | Class A | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Internet Fund | Class A | Meta Platforms Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Internet Fund | Class A | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Internet Fund | Class A | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Internet Fund | Class A | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Internet Fund | Class A | Adobe Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Internet Fund | Class A | Uber Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Internet Fund | Class A | Motorola Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Internet Fund | Class A | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Internet Fund | Class C | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Internet Fund | Class C | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.20%
Internet Fund | Class C | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Internet Fund | Class C | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Internet Fund | Class C | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Internet Fund | Class C | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
Internet Fund | Class C | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Internet Fund | Class C | Entertainment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Internet Fund | Class C | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.90%
Internet Fund | Class C | Alphabet Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Internet Fund | Class C | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Internet Fund | Class C | Meta Platforms Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Internet Fund | Class C | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Internet Fund | Class C | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Internet Fund | Class C | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Internet Fund | Class C | Adobe Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Internet Fund | Class C | Uber Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Internet Fund | Class C | Motorola Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Internet Fund | Class C | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Internet Fund | Class H | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Internet Fund | Class H | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.20%
Internet Fund | Class H | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Internet Fund | Class H | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Internet Fund | Class H | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Internet Fund | Class H | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
Internet Fund | Class H | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Internet Fund | Class H | Entertainment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Internet Fund | Class H | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.90%
Internet Fund | Class H | Alphabet Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Internet Fund | Class H | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Internet Fund | Class H | Meta Platforms Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Internet Fund | Class H | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Internet Fund | Class H | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Internet Fund | Class H | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Internet Fund | Class H | Adobe Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Internet Fund | Class H | Uber Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Internet Fund | Class H | Motorola Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Internet Fund | Class H | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Leisure Fund | Investor Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Leisure Fund | Investor Class | Agriculture [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Leisure Fund | Investor Class | Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Leisure Fund | Investor Class | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Leisure Fund | Investor Class | Entertainment [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Leisure Fund | Investor Class | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Leisure Fund | Investor Class | Lodging [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Leisure Fund | Investor Class | Leisure Time [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Leisure Fund | Investor Class | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.50%
Leisure Fund | Investor Class | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Leisure Fund | Investor Class | Altria Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Leisure Fund | Investor Class | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Leisure Fund | Investor Class | Mc Donalds Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Leisure Fund | Investor Class | Walt Disney Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Leisure Fund | Investor Class | Comcast Corp 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Leisure Fund | Investor Class | Starbucks Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Leisure Fund | Investor Class | Chipotle Mexican Grill Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Leisure Fund | Investor Class | Airbnb Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Leisure Fund | Investor Class | Door Dash Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Leisure Fund | Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Leisure Fund | Class A | Agriculture [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Leisure Fund | Class A | Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Leisure Fund | Class A | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Leisure Fund | Class A | Entertainment [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Leisure Fund | Class A | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Leisure Fund | Class A | Lodging [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Leisure Fund | Class A | Leisure Time [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Leisure Fund | Class A | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.50%
Leisure Fund | Class A | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Leisure Fund | Class A | Altria Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Leisure Fund | Class A | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Leisure Fund | Class A | Mc Donalds Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Leisure Fund | Class A | Walt Disney Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Leisure Fund | Class A | Comcast Corp 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Leisure Fund | Class A | Starbucks Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Leisure Fund | Class A | Chipotle Mexican Grill Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Leisure Fund | Class A | Airbnb Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Leisure Fund | Class A | Door Dash Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Leisure Fund | Class C | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Leisure Fund | Class C | Agriculture [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Leisure Fund | Class C | Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Leisure Fund | Class C | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Leisure Fund | Class C | Entertainment [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Leisure Fund | Class C | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Leisure Fund | Class C | Lodging [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Leisure Fund | Class C | Leisure Time [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Leisure Fund | Class C | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.50%
Leisure Fund | Class C | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Leisure Fund | Class C | Altria Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Leisure Fund | Class C | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Leisure Fund | Class C | Mc Donalds Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Leisure Fund | Class C | Walt Disney Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Leisure Fund | Class C | Comcast Corp 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Leisure Fund | Class C | Starbucks Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Leisure Fund | Class C | Chipotle Mexican Grill Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Leisure Fund | Class C | Airbnb Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Leisure Fund | Class C | Door Dash Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Leisure Fund | Class H | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Leisure Fund | Class H | Agriculture [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Leisure Fund | Class H | Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Leisure Fund | Class H | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Leisure Fund | Class H | Entertainment [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Leisure Fund | Class H | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Leisure Fund | Class H | Lodging [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Leisure Fund | Class H | Leisure Time [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Leisure Fund | Class H | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.50%
Leisure Fund | Class H | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Leisure Fund | Class H | Altria Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Leisure Fund | Class H | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Leisure Fund | Class H | Mc Donalds Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Leisure Fund | Class H | Walt Disney Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Leisure Fund | Class H | Comcast Corp 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Leisure Fund | Class H | Starbucks Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Leisure Fund | Class H | Chipotle Mexican Grill Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Leisure Fund | Class H | Airbnb Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Leisure Fund | Class H | Door Dash Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Precious Metals Fund | Investor Class | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
Precious Metals Fund | Investor Class | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.90%
Precious Metals Fund | Investor Class | Newmont Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Precious Metals Fund | Investor Class | Freeport Mc Mo Ran Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Precious Metals Fund | Investor Class | Agnico Eagle Mines Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Precious Metals Fund | Investor Class | Wheaton Precious Metals Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Precious Metals Fund | Investor Class | Barrick Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Precious Metals Fund | Investor Class | Anglogold Ashantiplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Precious Metals Fund | Investor Class | Kinross Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Precious Metals Fund | Investor Class | Gold Fields Ltd A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Precious Metals Fund | Investor Class | Franco Nevada Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Precious Metals Fund | Investor Class | Alamos Gold Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Precious Metals Fund | Class A | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
Precious Metals Fund | Class A | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.90%
Precious Metals Fund | Class A | Newmont Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Precious Metals Fund | Class A | Freeport Mc Mo Ran Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Precious Metals Fund | Class A | Agnico Eagle Mines Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Precious Metals Fund | Class A | Wheaton Precious Metals Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Precious Metals Fund | Class A | Barrick Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Precious Metals Fund | Class A | Anglogold Ashantiplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Precious Metals Fund | Class A | Kinross Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Precious Metals Fund | Class A | Gold Fields Ltd A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Precious Metals Fund | Class A | Franco Nevada Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Precious Metals Fund | Class A | Alamos Gold Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Precious Metals Fund | Class C | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
Precious Metals Fund | Class C | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.90%
Precious Metals Fund | Class C | Newmont Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Precious Metals Fund | Class C | Freeport Mc Mo Ran Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Precious Metals Fund | Class C | Agnico Eagle Mines Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Precious Metals Fund | Class C | Wheaton Precious Metals Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Precious Metals Fund | Class C | Barrick Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Precious Metals Fund | Class C | Anglogold Ashantiplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Precious Metals Fund | Class C | Kinross Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Precious Metals Fund | Class C | Gold Fields Ltd A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Precious Metals Fund | Class C | Franco Nevada Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Precious Metals Fund | Class C | Alamos Gold Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Precious Metals Fund | Class H | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
Precious Metals Fund | Class H | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.90%
Precious Metals Fund | Class H | Newmont Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Precious Metals Fund | Class H | Freeport Mc Mo Ran Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Precious Metals Fund | Class H | Agnico Eagle Mines Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Precious Metals Fund | Class H | Wheaton Precious Metals Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Precious Metals Fund | Class H | Barrick Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Precious Metals Fund | Class H | Anglogold Ashantiplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Precious Metals Fund | Class H | Kinross Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Precious Metals Fund | Class H | Gold Fields Ltd A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Precious Metals Fund | Class H | Franco Nevada Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Precious Metals Fund | Class H | Alamos Gold Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Real Estate Fund | Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
Real Estate Fund | Class A | R E I Ts Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
Real Estate Fund | Class A | R E I Ts Apartments [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Real Estate Fund | Class A | R E I Ts Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Real Estate Fund | Class A | R E I Ts Warehouse Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Real Estate Fund | Class A | Real Estate Management Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Real Estate Fund | Class A | R E I Ts Shopping Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Real Estate Fund | Class A | R E I Ts Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Real Estate Fund | Class A | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
Real Estate Fund | Class A | American Tower Corp 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Real Estate Fund | Class A | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Real Estate Fund | Class A | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Real Estate Fund | Class A | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Real Estate Fund | Class A | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Real Estate Fund | Class A | Realty Income Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Real Estate Fund | Class A | Crown Castle Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Real Estate Fund | Class A | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Real Estate Fund | Class A | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Real Estate Fund | Class A | C B R E Group Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Real Estate Fund | Class C | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
Real Estate Fund | Class C | R E I Ts Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
Real Estate Fund | Class C | R E I Ts Apartments [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Real Estate Fund | Class C | R E I Ts Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Real Estate Fund | Class C | R E I Ts Warehouse Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Real Estate Fund | Class C | Real Estate Management Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Real Estate Fund | Class C | R E I Ts Shopping Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Real Estate Fund | Class C | R E I Ts Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Real Estate Fund | Class C | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
Real Estate Fund | Class C | American Tower Corp 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Real Estate Fund | Class C | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Real Estate Fund | Class C | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Real Estate Fund | Class C | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Real Estate Fund | Class C | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Real Estate Fund | Class C | Realty Income Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Real Estate Fund | Class C | Crown Castle Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Real Estate Fund | Class C | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Real Estate Fund | Class C | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Real Estate Fund | Class C | C B R E Group Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Real Estate Fund | Class H | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
Real Estate Fund | Class H | R E I Ts Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
Real Estate Fund | Class H | R E I Ts Apartments [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Real Estate Fund | Class H | R E I Ts Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Real Estate Fund | Class H | R E I Ts Warehouse Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Real Estate Fund | Class H | Real Estate Management Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Real Estate Fund | Class H | R E I Ts Shopping Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Real Estate Fund | Class H | R E I Ts Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Real Estate Fund | Class H | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
Real Estate Fund | Class H | American Tower Corp 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Real Estate Fund | Class H | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Real Estate Fund | Class H | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Real Estate Fund | Class H | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Real Estate Fund | Class H | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Real Estate Fund | Class H | Realty Income Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Real Estate Fund | Class H | Crown Castle Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Real Estate Fund | Class H | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Real Estate Fund | Class H | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Real Estate Fund | Class H | C B R E Group Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Retailing Fund | Investor Class | Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.70%
Retailing Fund | Investor Class | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%
Retailing Fund | Investor Class | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Retailing Fund | Investor Class | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Retailing Fund | Investor Class | Distributionamp Wholesale [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Retailing Fund | Investor Class | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.80%
Retailing Fund | Investor Class | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Retailing Fund | Investor Class | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Retailing Fund | Investor Class | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Retailing Fund | Investor Class | T J X Companies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Retailing Fund | Investor Class | Home Depot Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Retailing Fund | Investor Class | Lowes Companies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Retailing Fund | Investor Class | O Reilly Automotive Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Retailing Fund | Investor Class | Carvana Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Retailing Fund | Investor Class | P D D Holdings Inc A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Retailing Fund | Investor Class | Target Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Retailing Fund | Class A | Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.70%
Retailing Fund | Class A | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%
Retailing Fund | Class A | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Retailing Fund | Class A | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Retailing Fund | Class A | Distributionamp Wholesale [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Retailing Fund | Class A | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.80%
Retailing Fund | Class A | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Retailing Fund | Class A | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Retailing Fund | Class A | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Retailing Fund | Class A | T J X Companies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Retailing Fund | Class A | Home Depot Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Retailing Fund | Class A | Lowes Companies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Retailing Fund | Class A | O Reilly Automotive Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Retailing Fund | Class A | Carvana Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Retailing Fund | Class A | P D D Holdings Inc A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Retailing Fund | Class A | Target Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Retailing Fund | Class C | Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.70%
Retailing Fund | Class C | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%
Retailing Fund | Class C | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Retailing Fund | Class C | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Retailing Fund | Class C | Distributionamp Wholesale [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Retailing Fund | Class C | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.80%
Retailing Fund | Class C | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Retailing Fund | Class C | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Retailing Fund | Class C | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Retailing Fund | Class C | T J X Companies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Retailing Fund | Class C | Home Depot Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Retailing Fund | Class C | Lowes Companies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Retailing Fund | Class C | O Reilly Automotive Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Retailing Fund | Class C | Carvana Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Retailing Fund | Class C | P D D Holdings Inc A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Retailing Fund | Class C | Target Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Retailing Fund | Class H | Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.70%
Retailing Fund | Class H | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%
Retailing Fund | Class H | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Retailing Fund | Class H | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Retailing Fund | Class H | Distributionamp Wholesale [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Retailing Fund | Class H | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.80%
Retailing Fund | Class H | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Retailing Fund | Class H | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Retailing Fund | Class H | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Retailing Fund | Class H | T J X Companies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Retailing Fund | Class H | Home Depot Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Retailing Fund | Class H | Lowes Companies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Retailing Fund | Class H | O Reilly Automotive Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Retailing Fund | Class H | Carvana Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Retailing Fund | Class H | P D D Holdings Inc A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Retailing Fund | Class H | Target Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Technology Fund | Investor Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Technology Fund | Investor Class | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Technology Fund | Investor Class | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
Technology Fund | Investor Class | Energy Alternate Sources [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Technology Fund | Investor Class | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Technology Fund | Investor Class | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Technology Fund | Investor Class | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Technology Fund | Investor Class | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.30%
Technology Fund | Investor Class | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.10%
Technology Fund | Investor Class | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Technology Fund | Investor Class | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Technology Fund | Investor Class | Alphabet Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Technology Fund | Investor Class | Meta Platforms Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Technology Fund | Investor Class | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Technology Fund | Investor Class | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Technology Fund | Investor Class | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Technology Fund | Investor Class | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Technology Fund | Investor Class | Palantir Technologies Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Technology Fund | Investor Class | International Business Machines Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Technology Fund | Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Technology Fund | Class A | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Technology Fund | Class A | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
Technology Fund | Class A | Energy Alternate Sources [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Technology Fund | Class A | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Technology Fund | Class A | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Technology Fund | Class A | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Technology Fund | Class A | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.30%
Technology Fund | Class A | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.10%
Technology Fund | Class A | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Technology Fund | Class A | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Technology Fund | Class A | Alphabet Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Technology Fund | Class A | Meta Platforms Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Technology Fund | Class A | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Technology Fund | Class A | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Technology Fund | Class A | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Technology Fund | Class A | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Technology Fund | Class A | Palantir Technologies Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Technology Fund | Class A | International Business Machines Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Technology Fund | Class C | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Technology Fund | Class C | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Technology Fund | Class C | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
Technology Fund | Class C | Energy Alternate Sources [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Technology Fund | Class C | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Technology Fund | Class C | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Technology Fund | Class C | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Technology Fund | Class C | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.30%
Technology Fund | Class C | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.10%
Technology Fund | Class C | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Technology Fund | Class C | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Technology Fund | Class C | Alphabet Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Technology Fund | Class C | Meta Platforms Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Technology Fund | Class C | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Technology Fund | Class C | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Technology Fund | Class C | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Technology Fund | Class C | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Technology Fund | Class C | Palantir Technologies Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Technology Fund | Class C | International Business Machines Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Technology Fund | Class H | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Technology Fund | Class H | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Technology Fund | Class H | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
Technology Fund | Class H | Energy Alternate Sources [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Technology Fund | Class H | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Technology Fund | Class H | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Technology Fund | Class H | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Technology Fund | Class H | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.30%
Technology Fund | Class H | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.10%
Technology Fund | Class H | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Technology Fund | Class H | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Technology Fund | Class H | Alphabet Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Technology Fund | Class H | Meta Platforms Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Technology Fund | Class H | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Technology Fund | Class H | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Technology Fund | Class H | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Technology Fund | Class H | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Technology Fund | Class H | Palantir Technologies Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Technology Fund | Class H | International Business Machines Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Telecommunications Fund | Investor Class | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Telecommunications Fund | Investor Class | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Telecommunications Fund | Investor Class | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.40%
Telecommunications Fund | Investor Class | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Telecommunications Fund | Investor Class | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Telecommunications Fund | Investor Class | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Telecommunications Fund | Investor Class | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.30%
Telecommunications Fund | Investor Class | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Telecommunications Fund | Investor Class | Motorola Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Telecommunications Fund | Investor Class | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Telecommunications Fund | Investor Class | Comcast Corp 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Telecommunications Fund | Investor Class | A Tamp T Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Telecommunications Fund | Investor Class | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Telecommunications Fund | Investor Class | T Mobile U S Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Telecommunications Fund | Investor Class | Charter Communications Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Telecommunications Fund | Investor Class | Liberty Broadband Corp 8212 Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Telecommunications Fund | Investor Class | Juniper Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Telecommunications Fund | Class A | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Telecommunications Fund | Class A | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Telecommunications Fund | Class A | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.40%
Telecommunications Fund | Class A | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Telecommunications Fund | Class A | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Telecommunications Fund | Class A | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Telecommunications Fund | Class A | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.30%
Telecommunications Fund | Class A | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Telecommunications Fund | Class A | Motorola Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Telecommunications Fund | Class A | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Telecommunications Fund | Class A | Comcast Corp 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Telecommunications Fund | Class A | A Tamp T Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Telecommunications Fund | Class A | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Telecommunications Fund | Class A | T Mobile U S Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Telecommunications Fund | Class A | Charter Communications Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Telecommunications Fund | Class A | Liberty Broadband Corp 8212 Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Telecommunications Fund | Class A | Juniper Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Telecommunications Fund | Class C | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Telecommunications Fund | Class C | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Telecommunications Fund | Class C | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.40%
Telecommunications Fund | Class C | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Telecommunications Fund | Class C | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Telecommunications Fund | Class C | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Telecommunications Fund | Class C | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.30%
Telecommunications Fund | Class C | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Telecommunications Fund | Class C | Motorola Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Telecommunications Fund | Class C | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Telecommunications Fund | Class C | Comcast Corp 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Telecommunications Fund | Class C | A Tamp T Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Telecommunications Fund | Class C | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Telecommunications Fund | Class C | T Mobile U S Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Telecommunications Fund | Class C | Charter Communications Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Telecommunications Fund | Class C | Liberty Broadband Corp 8212 Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Telecommunications Fund | Class C | Juniper Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Telecommunications Fund | Class H | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Telecommunications Fund | Class H | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Telecommunications Fund | Class H | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.40%
Telecommunications Fund | Class H | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Telecommunications Fund | Class H | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Telecommunications Fund | Class H | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Telecommunications Fund | Class H | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.30%
Telecommunications Fund | Class H | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Telecommunications Fund | Class H | Motorola Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Telecommunications Fund | Class H | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Telecommunications Fund | Class H | Comcast Corp 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Telecommunications Fund | Class H | A Tamp T Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Telecommunications Fund | Class H | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Telecommunications Fund | Class H | T Mobile U S Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Telecommunications Fund | Class H | Charter Communications Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Telecommunications Fund | Class H | Liberty Broadband Corp 8212 Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Telecommunications Fund | Class H | Juniper Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Transportation Fund | Investor Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Transportation Fund | Investor Class | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Transportation Fund | Investor Class | Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.40%
Transportation Fund | Investor Class | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Transportation Fund | Investor Class | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
Transportation Fund | Investor Class | Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Transportation Fund | Investor Class | Auto Partsamp Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Transportation Fund | Investor Class | Home Builders [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Transportation Fund | Investor Class | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.90%
Transportation Fund | Investor Class | Uber Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Transportation Fund | Investor Class | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Transportation Fund | Investor Class | Union Pacific Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Transportation Fund | Investor Class | United Parcel Service Inc 8212 Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Transportation Fund | Investor Class | C S X Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Transportation Fund | Investor Class | Norfolk Southern Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Transportation Fund | Investor Class | Fed Ex Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Transportation Fund | Investor Class | General Motors Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Transportation Fund | Investor Class | Ford Motor Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Transportation Fund | Investor Class | Old Dominion Freight Line Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Transportation Fund | Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Transportation Fund | Class A | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Transportation Fund | Class A | Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.40%
Transportation Fund | Class A | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Transportation Fund | Class A | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
Transportation Fund | Class A | Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Transportation Fund | Class A | Auto Partsamp Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Transportation Fund | Class A | Home Builders [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Transportation Fund | Class A | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.90%
Transportation Fund | Class A | Uber Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Transportation Fund | Class A | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Transportation Fund | Class A | Union Pacific Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Transportation Fund | Class A | United Parcel Service Inc 8212 Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Transportation Fund | Class A | C S X Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Transportation Fund | Class A | Norfolk Southern Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Transportation Fund | Class A | Fed Ex Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Transportation Fund | Class A | General Motors Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Transportation Fund | Class A | Ford Motor Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Transportation Fund | Class A | Old Dominion Freight Line Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Transportation Fund | Class C | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Transportation Fund | Class C | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Transportation Fund | Class C | Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.40%
Transportation Fund | Class C | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Transportation Fund | Class C | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
Transportation Fund | Class C | Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Transportation Fund | Class C | Auto Partsamp Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Transportation Fund | Class C | Home Builders [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Transportation Fund | Class C | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.90%
Transportation Fund | Class C | Uber Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Transportation Fund | Class C | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Transportation Fund | Class C | Union Pacific Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Transportation Fund | Class C | United Parcel Service Inc 8212 Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Transportation Fund | Class C | C S X Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Transportation Fund | Class C | Norfolk Southern Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Transportation Fund | Class C | Fed Ex Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Transportation Fund | Class C | General Motors Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Transportation Fund | Class C | Ford Motor Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Transportation Fund | Class C | Old Dominion Freight Line Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Transportation Fund | Class H | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Transportation Fund | Class H | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Transportation Fund | Class H | Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.40%
Transportation Fund | Class H | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Transportation Fund | Class H | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
Transportation Fund | Class H | Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Transportation Fund | Class H | Auto Partsamp Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Transportation Fund | Class H | Home Builders [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Transportation Fund | Class H | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.90%
Transportation Fund | Class H | Uber Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Transportation Fund | Class H | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Transportation Fund | Class H | Union Pacific Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Transportation Fund | Class H | United Parcel Service Inc 8212 Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Transportation Fund | Class H | C S X Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Transportation Fund | Class H | Norfolk Southern Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Transportation Fund | Class H | Fed Ex Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Transportation Fund | Class H | General Motors Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Transportation Fund | Class H | Ford Motor Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Transportation Fund | Class H | Old Dominion Freight Line Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Utilities Fund | Investor Class | Energy Alternate Sources [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Utilities Fund | Investor Class | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.80%
Utilities Fund | Investor Class | Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Utilities Fund | Investor Class | Water [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Utilities Fund | Investor Class | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.30%
Utilities Fund | Investor Class | Next Era Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Utilities Fund | Investor Class | Southern Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Utilities Fund | Investor Class | Duke Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Utilities Fund | Investor Class | Constellation Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Utilities Fund | Investor Class | American Electric Power Company Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Utilities Fund | Investor Class | Dominion Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Utilities Fund | Investor Class | Sempra [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Utilities Fund | Investor Class | Exelon Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Utilities Fund | Investor Class | Public Service Enterprise Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Utilities Fund | Investor Class | Xcel Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Utilities Fund | Class A | Energy Alternate Sources [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Utilities Fund | Class A | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.80%
Utilities Fund | Class A | Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Utilities Fund | Class A | Water [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Utilities Fund | Class A | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.30%
Utilities Fund | Class A | Next Era Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Utilities Fund | Class A | Southern Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Utilities Fund | Class A | Duke Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Utilities Fund | Class A | Constellation Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Utilities Fund | Class A | American Electric Power Company Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Utilities Fund | Class A | Dominion Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Utilities Fund | Class A | Sempra [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Utilities Fund | Class A | Exelon Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Utilities Fund | Class A | Public Service Enterprise Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Utilities Fund | Class A | Xcel Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Utilities Fund | Class C | Energy Alternate Sources [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Utilities Fund | Class C | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.80%
Utilities Fund | Class C | Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Utilities Fund | Class C | Water [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Utilities Fund | Class C | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.30%
Utilities Fund | Class C | Next Era Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Utilities Fund | Class C | Southern Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Utilities Fund | Class C | Duke Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Utilities Fund | Class C | Constellation Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Utilities Fund | Class C | American Electric Power Company Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Utilities Fund | Class C | Dominion Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Utilities Fund | Class C | Sempra [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Utilities Fund | Class C | Exelon Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Utilities Fund | Class C | Public Service Enterprise Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Utilities Fund | Class C | Xcel Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Utilities Fund | Class H | Energy Alternate Sources [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Utilities Fund | Class H | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.80%
Utilities Fund | Class H | Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Utilities Fund | Class H | Water [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Utilities Fund | Class H | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.30%
Utilities Fund | Class H | Next Era Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Utilities Fund | Class H | Southern Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Utilities Fund | Class H | Duke Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Utilities Fund | Class H | Constellation Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Utilities Fund | Class H | American Electric Power Company Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Utilities Fund | Class H | Dominion Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Utilities Fund | Class H | Sempra [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Utilities Fund | Class H | Exelon Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Utilities Fund | Class H | Public Service Enterprise Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Utilities Fund | Class H | Xcel Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class A | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class A | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.70%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class A | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class A | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class A | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class A | N A S D A Q 100 Index Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.90%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class A | N A S D A Q 100 Index Equity Mini Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.80%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class A | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.10%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class A | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class A | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class A | Alphabet Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class A | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class A | Meta Platforms Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class A | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class A | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class A | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class A | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class A | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class C | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class C | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class C | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.70%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class C | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class C | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class C | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class C | N A S D A Q 100 Index Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.90%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class C | N A S D A Q 100 Index Equity Mini Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.80%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class C | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.10%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class C | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class C | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class C | Alphabet Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class C | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class C | Meta Platforms Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class C | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class C | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class C | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class C | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class C | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class H | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class H | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class H | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.70%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class H | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class H | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class H | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class H | N A S D A Q 100 Index Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.90%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class H | N A S D A Q 100 Index Equity Mini Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.80%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class H | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.10%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class H | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class H | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class H | Alphabet Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class H | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class H | Meta Platforms Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class H | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class H | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class H | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class H | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class H | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
S&P 500® Pure Growth Fund | Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
S&P 500® Pure Growth Fund | Class A | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
S&P 500® Pure Growth Fund | Class A | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
S&P 500® Pure Growth Fund | Class A | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
S&P 500® Pure Growth Fund | Class A | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
S&P 500® Pure Growth Fund | Class A | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
S&P 500® Pure Growth Fund | Class A | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
S&P 500® Pure Growth Fund | Class A | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
S&P 500® Pure Growth Fund | Class A | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
S&P 500® Pure Growth Fund | Class A | Palantir Technologies Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
S&P 500® Pure Growth Fund | Class A | Texas Pacific Land Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
S&P 500® Pure Growth Fund | Class A | Royal Caribbean Cruises Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
S&P 500® Pure Growth Fund | Class A | Norwegian Cruise Line Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
S&P 500® Pure Growth Fund | Class A | Fortinet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
S&P 500® Pure Growth Fund | Class A | Carnival Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
S&P 500® Pure Growth Fund | Class A | Vistra Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
S&P 500® Pure Growth Fund | Class A | T K O Group Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
S&P 500® Pure Growth Fund | Class A | United Airlines Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
S&P 500® Pure Growth Fund | Class A | Live Nation Entertainment Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
S&P 500® Pure Growth Fund | Class C | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
S&P 500® Pure Growth Fund | Class C | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
S&P 500® Pure Growth Fund | Class C | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
S&P 500® Pure Growth Fund | Class C | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
S&P 500® Pure Growth Fund | Class C | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
S&P 500® Pure Growth Fund | Class C | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
S&P 500® Pure Growth Fund | Class C | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
S&P 500® Pure Growth Fund | Class C | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
S&P 500® Pure Growth Fund | Class C | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
S&P 500® Pure Growth Fund | Class C | Palantir Technologies Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
S&P 500® Pure Growth Fund | Class C | Texas Pacific Land Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
S&P 500® Pure Growth Fund | Class C | Royal Caribbean Cruises Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
S&P 500® Pure Growth Fund | Class C | Norwegian Cruise Line Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
S&P 500® Pure Growth Fund | Class C | Fortinet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
S&P 500® Pure Growth Fund | Class C | Carnival Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
S&P 500® Pure Growth Fund | Class C | Vistra Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
S&P 500® Pure Growth Fund | Class C | T K O Group Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
S&P 500® Pure Growth Fund | Class C | United Airlines Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
S&P 500® Pure Growth Fund | Class C | Live Nation Entertainment Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
S&P 500® Pure Growth Fund | Class H | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
S&P 500® Pure Growth Fund | Class H | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
S&P 500® Pure Growth Fund | Class H | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
S&P 500® Pure Growth Fund | Class H | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
S&P 500® Pure Growth Fund | Class H | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
S&P 500® Pure Growth Fund | Class H | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
S&P 500® Pure Growth Fund | Class H | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
S&P 500® Pure Growth Fund | Class H | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
S&P 500® Pure Growth Fund | Class H | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
S&P 500® Pure Growth Fund | Class H | Palantir Technologies Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
S&P 500® Pure Growth Fund | Class H | Texas Pacific Land Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
S&P 500® Pure Growth Fund | Class H | Royal Caribbean Cruises Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
S&P 500® Pure Growth Fund | Class H | Norwegian Cruise Line Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
S&P 500® Pure Growth Fund | Class H | Fortinet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
S&P 500® Pure Growth Fund | Class H | Carnival Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
S&P 500® Pure Growth Fund | Class H | Vistra Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
S&P 500® Pure Growth Fund | Class H | T K O Group Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
S&P 500® Pure Growth Fund | Class H | United Airlines Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
S&P 500® Pure Growth Fund | Class H | Live Nation Entertainment Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
S&P 500® Pure Value Fund | Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
S&P 500® Pure Value Fund | Class A | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
S&P 500® Pure Value Fund | Class A | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.40%
S&P 500® Pure Value Fund | Class A | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
S&P 500® Pure Value Fund | Class A | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
S&P 500® Pure Value Fund | Class A | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
S&P 500® Pure Value Fund | Class A | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
S&P 500® Pure Value Fund | Class A | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
S&P 500® Pure Value Fund | Class A | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
S&P 500® Pure Value Fund | Class A | General Motors Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
S&P 500® Pure Value Fund | Class A | Ford Motor Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
S&P 500® Pure Value Fund | Class A | C V S Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
S&P 500® Pure Value Fund | Class A | Centene Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
S&P 500® Pure Value Fund | Class A | Archer Daniels Midland Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
S&P 500® Pure Value Fund | Class A | Bunge Global S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
S&P 500® Pure Value Fund | Class A | Mosaic Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
S&P 500® Pure Value Fund | Class A | Paramount Global 8212 Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
S&P 500® Pure Value Fund | Class A | Tyson Foods Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
S&P 500® Pure Value Fund | Class A | Valero Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
S&P 500® Pure Value Fund | Class C | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
S&P 500® Pure Value Fund | Class C | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
S&P 500® Pure Value Fund | Class C | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.40%
S&P 500® Pure Value Fund | Class C | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
S&P 500® Pure Value Fund | Class C | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
S&P 500® Pure Value Fund | Class C | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
S&P 500® Pure Value Fund | Class C | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
S&P 500® Pure Value Fund | Class C | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
S&P 500® Pure Value Fund | Class C | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
S&P 500® Pure Value Fund | Class C | General Motors Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
S&P 500® Pure Value Fund | Class C | Ford Motor Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
S&P 500® Pure Value Fund | Class C | C V S Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
S&P 500® Pure Value Fund | Class C | Centene Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
S&P 500® Pure Value Fund | Class C | Archer Daniels Midland Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
S&P 500® Pure Value Fund | Class C | Bunge Global S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
S&P 500® Pure Value Fund | Class C | Mosaic Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
S&P 500® Pure Value Fund | Class C | Paramount Global 8212 Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
S&P 500® Pure Value Fund | Class C | Tyson Foods Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
S&P 500® Pure Value Fund | Class C | Valero Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
S&P 500® Pure Value Fund | Class H | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
S&P 500® Pure Value Fund | Class H | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
S&P 500® Pure Value Fund | Class H | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.40%
S&P 500® Pure Value Fund | Class H | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
S&P 500® Pure Value Fund | Class H | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
S&P 500® Pure Value Fund | Class H | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
S&P 500® Pure Value Fund | Class H | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
S&P 500® Pure Value Fund | Class H | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
S&P 500® Pure Value Fund | Class H | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
S&P 500® Pure Value Fund | Class H | General Motors Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
S&P 500® Pure Value Fund | Class H | Ford Motor Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
S&P 500® Pure Value Fund | Class H | C V S Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
S&P 500® Pure Value Fund | Class H | Centene Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
S&P 500® Pure Value Fund | Class H | Archer Daniels Midland Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
S&P 500® Pure Value Fund | Class H | Bunge Global S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
S&P 500® Pure Value Fund | Class H | Mosaic Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
S&P 500® Pure Value Fund | Class H | Paramount Global 8212 Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
S&P 500® Pure Value Fund | Class H | Tyson Foods Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
S&P 500® Pure Value Fund | Class H | Valero Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
S&P MidCap 400® Pure Value Fund | Class A | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
S&P MidCap 400® Pure Value Fund | Class A | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
S&P MidCap 400® Pure Value Fund | Class A | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
S&P MidCap 400® Pure Value Fund | Class A | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
S&P MidCap 400® Pure Value Fund | Class A | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
S&P MidCap 400® Pure Value Fund | Class A | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
S&P MidCap 400® Pure Value Fund | Class A | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
S&P MidCap 400® Pure Value Fund | Class A | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
S&P MidCap 400® Pure Value Fund | Class A | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.10%
S&P MidCap 400® Pure Value Fund | Class A | Concentrix Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
S&P MidCap 400® Pure Value Fund | Class A | Goodyear Tireamp Rubber Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
S&P MidCap 400® Pure Value Fund | Class A | United States Steel Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
S&P MidCap 400® Pure Value Fund | Class A | H F Sinclair Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
S&P MidCap 400® Pure Value Fund | Class A | Avnet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
S&P MidCap 400® Pure Value Fund | Class A | Arrow Electronics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
S&P MidCap 400® Pure Value Fund | Class A | Lear Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
S&P MidCap 400® Pure Value Fund | Class A | Manpower Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
S&P MidCap 400® Pure Value Fund | Class A | T D S Y N N E X Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
S&P MidCap 400® Pure Value Fund | Class A | Macys Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
S&P MidCap 400® Pure Value Fund | Class C | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
S&P MidCap 400® Pure Value Fund | Class C | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
S&P MidCap 400® Pure Value Fund | Class C | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
S&P MidCap 400® Pure Value Fund | Class C | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
S&P MidCap 400® Pure Value Fund | Class C | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
S&P MidCap 400® Pure Value Fund | Class C | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
S&P MidCap 400® Pure Value Fund | Class C | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
S&P MidCap 400® Pure Value Fund | Class C | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
S&P MidCap 400® Pure Value Fund | Class C | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.10%
S&P MidCap 400® Pure Value Fund | Class C | Concentrix Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
S&P MidCap 400® Pure Value Fund | Class C | Goodyear Tireamp Rubber Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
S&P MidCap 400® Pure Value Fund | Class C | United States Steel Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
S&P MidCap 400® Pure Value Fund | Class C | H F Sinclair Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
S&P MidCap 400® Pure Value Fund | Class C | Avnet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
S&P MidCap 400® Pure Value Fund | Class C | Arrow Electronics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
S&P MidCap 400® Pure Value Fund | Class C | Lear Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
S&P MidCap 400® Pure Value Fund | Class C | Manpower Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
S&P MidCap 400® Pure Value Fund | Class C | T D S Y N N E X Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
S&P MidCap 400® Pure Value Fund | Class C | Macys Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
S&P MidCap 400® Pure Value Fund | Class H | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
S&P MidCap 400® Pure Value Fund | Class H | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
S&P MidCap 400® Pure Value Fund | Class H | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
S&P MidCap 400® Pure Value Fund | Class H | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
S&P MidCap 400® Pure Value Fund | Class H | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
S&P MidCap 400® Pure Value Fund | Class H | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
S&P MidCap 400® Pure Value Fund | Class H | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
S&P MidCap 400® Pure Value Fund | Class H | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
S&P MidCap 400® Pure Value Fund | Class H | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.10%
S&P MidCap 400® Pure Value Fund | Class H | Concentrix Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
S&P MidCap 400® Pure Value Fund | Class H | Goodyear Tireamp Rubber Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
S&P MidCap 400® Pure Value Fund | Class H | United States Steel Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
S&P MidCap 400® Pure Value Fund | Class H | H F Sinclair Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
S&P MidCap 400® Pure Value Fund | Class H | Avnet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
S&P MidCap 400® Pure Value Fund | Class H | Arrow Electronics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
S&P MidCap 400® Pure Value Fund | Class H | Lear Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
S&P MidCap 400® Pure Value Fund | Class H | Manpower Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
S&P MidCap 400® Pure Value Fund | Class H | T D S Y N N E X Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
S&P MidCap 400® Pure Value Fund | Class H | Macys Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
S&P SmallCap 600® Pure Growth Fund | Class A | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
S&P SmallCap 600® Pure Growth Fund | Class A | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.20%
S&P SmallCap 600® Pure Growth Fund | Class A | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
S&P SmallCap 600® Pure Growth Fund | Class A | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
S&P SmallCap 600® Pure Growth Fund | Class A | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
S&P SmallCap 600® Pure Growth Fund | Class A | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
S&P SmallCap 600® Pure Growth Fund | Class A | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
S&P SmallCap 600® Pure Growth Fund | Class A | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
S&P SmallCap 600® Pure Growth Fund | Class A | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
S&P SmallCap 600® Pure Growth Fund | Class A | Corcept Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
S&P SmallCap 600® Pure Growth Fund | Class A | T G Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
S&P SmallCap 600® Pure Growth Fund | Class A | Protagonist Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
S&P SmallCap 600® Pure Growth Fund | Class A | Palomar Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
S&P SmallCap 600® Pure Growth Fund | Class A | Inter Digital Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
S&P SmallCap 600® Pure Growth Fund | Class A | A D M A Biologics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
S&P SmallCap 600® Pure Growth Fund | Class A | D X P Enterprises Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
S&P SmallCap 600® Pure Growth Fund | Class A | Krystal Biotech Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
S&P SmallCap 600® Pure Growth Fund | Class A | Chefs Warehouse Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
S&P SmallCap 600® Pure Growth Fund | Class A | Adtalem Global Education Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
S&P SmallCap 600® Pure Growth Fund | Class C | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
S&P SmallCap 600® Pure Growth Fund | Class C | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.20%
S&P SmallCap 600® Pure Growth Fund | Class C | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
S&P SmallCap 600® Pure Growth Fund | Class C | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
S&P SmallCap 600® Pure Growth Fund | Class C | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
S&P SmallCap 600® Pure Growth Fund | Class C | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
S&P SmallCap 600® Pure Growth Fund | Class C | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
S&P SmallCap 600® Pure Growth Fund | Class C | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
S&P SmallCap 600® Pure Growth Fund | Class C | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
S&P SmallCap 600® Pure Growth Fund | Class C | Corcept Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
S&P SmallCap 600® Pure Growth Fund | Class C | T G Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
S&P SmallCap 600® Pure Growth Fund | Class C | Protagonist Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
S&P SmallCap 600® Pure Growth Fund | Class C | Palomar Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
S&P SmallCap 600® Pure Growth Fund | Class C | Inter Digital Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
S&P SmallCap 600® Pure Growth Fund | Class C | A D M A Biologics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
S&P SmallCap 600® Pure Growth Fund | Class C | D X P Enterprises Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
S&P SmallCap 600® Pure Growth Fund | Class C | Krystal Biotech Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
S&P SmallCap 600® Pure Growth Fund | Class C | Chefs Warehouse Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
S&P SmallCap 600® Pure Growth Fund | Class C | Adtalem Global Education Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
S&P SmallCap 600® Pure Growth Fund | Class H | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
S&P SmallCap 600® Pure Growth Fund | Class H | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.20%
S&P SmallCap 600® Pure Growth Fund | Class H | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
S&P SmallCap 600® Pure Growth Fund | Class H | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
S&P SmallCap 600® Pure Growth Fund | Class H | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
S&P SmallCap 600® Pure Growth Fund | Class H | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
S&P SmallCap 600® Pure Growth Fund | Class H | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
S&P SmallCap 600® Pure Growth Fund | Class H | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
S&P SmallCap 600® Pure Growth Fund | Class H | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
S&P SmallCap 600® Pure Growth Fund | Class H | Corcept Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
S&P SmallCap 600® Pure Growth Fund | Class H | T G Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
S&P SmallCap 600® Pure Growth Fund | Class H | Protagonist Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
S&P SmallCap 600® Pure Growth Fund | Class H | Palomar Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
S&P SmallCap 600® Pure Growth Fund | Class H | Inter Digital Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
S&P SmallCap 600® Pure Growth Fund | Class H | A D M A Biologics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
S&P SmallCap 600® Pure Growth Fund | Class H | D X P Enterprises Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
S&P SmallCap 600® Pure Growth Fund | Class H | Krystal Biotech Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
S&P SmallCap 600® Pure Growth Fund | Class H | Chefs Warehouse Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
S&P SmallCap 600® Pure Growth Fund | Class H | Adtalem Global Education Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
S&P SmallCap 600® Pure Value Fund | Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
S&P SmallCap 600® Pure Value Fund | Class A | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
S&P SmallCap 600® Pure Value Fund | Class A | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
S&P SmallCap 600® Pure Value Fund | Class A | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
S&P SmallCap 600® Pure Value Fund | Class A | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
S&P SmallCap 600® Pure Value Fund | Class A | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
S&P SmallCap 600® Pure Value Fund | Class A | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
S&P SmallCap 600® Pure Value Fund | Class A | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
S&P SmallCap 600® Pure Value Fund | Class A | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
S&P SmallCap 600® Pure Value Fund | Class A | Spartan Nash Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
S&P SmallCap 600® Pure Value Fund | Class A | World Kinect Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
S&P SmallCap 600® Pure Value Fund | Class A | Titan International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
S&P SmallCap 600® Pure Value Fund | Class A | Viasat Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
S&P SmallCap 600® Pure Value Fund | Class A | Bamp G Foods Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
S&P SmallCap 600® Pure Value Fund | Class A | Lincoln National Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
S&P SmallCap 600® Pure Value Fund | Class A | Pro Assurance Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
S&P SmallCap 600® Pure Value Fund | Class A | Par Pacific Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
S&P SmallCap 600® Pure Value Fund | Class A | Dana Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
S&P SmallCap 600® Pure Value Fund | Class A | United Natural Foods Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
S&P SmallCap 600® Pure Value Fund | Class C | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
S&P SmallCap 600® Pure Value Fund | Class C | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
S&P SmallCap 600® Pure Value Fund | Class C | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
S&P SmallCap 600® Pure Value Fund | Class C | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
S&P SmallCap 600® Pure Value Fund | Class C | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
S&P SmallCap 600® Pure Value Fund | Class C | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
S&P SmallCap 600® Pure Value Fund | Class C | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
S&P SmallCap 600® Pure Value Fund | Class C | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
S&P SmallCap 600® Pure Value Fund | Class C | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
S&P SmallCap 600® Pure Value Fund | Class C | Spartan Nash Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
S&P SmallCap 600® Pure Value Fund | Class C | World Kinect Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
S&P SmallCap 600® Pure Value Fund | Class C | Titan International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
S&P SmallCap 600® Pure Value Fund | Class C | Viasat Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
S&P SmallCap 600® Pure Value Fund | Class C | Bamp G Foods Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
S&P SmallCap 600® Pure Value Fund | Class C | Lincoln National Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
S&P SmallCap 600® Pure Value Fund | Class C | Pro Assurance Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
S&P SmallCap 600® Pure Value Fund | Class C | Par Pacific Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
S&P SmallCap 600® Pure Value Fund | Class C | Dana Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
S&P SmallCap 600® Pure Value Fund | Class C | United Natural Foods Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
S&P SmallCap 600® Pure Value Fund | Class H | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
S&P SmallCap 600® Pure Value Fund | Class H | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
S&P SmallCap 600® Pure Value Fund | Class H | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
S&P SmallCap 600® Pure Value Fund | Class H | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
S&P SmallCap 600® Pure Value Fund | Class H | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
S&P SmallCap 600® Pure Value Fund | Class H | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
S&P SmallCap 600® Pure Value Fund | Class H | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
S&P SmallCap 600® Pure Value Fund | Class H | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
S&P SmallCap 600® Pure Value Fund | Class H | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
S&P SmallCap 600® Pure Value Fund | Class H | Spartan Nash Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
S&P SmallCap 600® Pure Value Fund | Class H | World Kinect Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
S&P SmallCap 600® Pure Value Fund | Class H | Titan International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
S&P SmallCap 600® Pure Value Fund | Class H | Viasat Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
S&P SmallCap 600® Pure Value Fund | Class H | Bamp G Foods Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
S&P SmallCap 600® Pure Value Fund | Class H | Lincoln National Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
S&P SmallCap 600® Pure Value Fund | Class H | Pro Assurance Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
S&P SmallCap 600® Pure Value Fund | Class H | Par Pacific Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
S&P SmallCap 600® Pure Value Fund | Class H | Dana Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
S&P SmallCap 600® Pure Value Fund | Class H | United Natural Foods Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Dow Jones Industrial Average® Fund | Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Dow Jones Industrial Average® Fund | Class A | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
Dow Jones Industrial Average® Fund | Class A | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Dow Jones Industrial Average® Fund | Class A | Dow Jones Industrial Average Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Dow Jones Industrial Average® Fund | Class A | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Dow Jones Industrial Average® Fund | Class A | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Dow Jones Industrial Average® Fund | Class A | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Dow Jones Industrial Average® Fund | Class A | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Dow Jones Industrial Average® Fund | Class A | Dow Jones Industrial Average Mini Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Dow Jones Industrial Average® Fund | Class A | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.10%
Dow Jones Industrial Average® Fund | Class A | Sherwin Williams Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Dow Jones Industrial Average® Fund | Class A | Amgen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Dow Jones Industrial Average® Fund | Class A | Visa Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Dow Jones Industrial Average® Fund | Class A | Goldman Sachs Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Dow Jones Industrial Average® Fund | Class A | United Health Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Dow Jones Industrial Average® Fund | Class A | Mc Donalds Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Dow Jones Industrial Average® Fund | Class A | Home Depot Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Dow Jones Industrial Average® Fund | Class A | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Dow Jones Industrial Average® Fund | Class A | Caterpillar Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Dow Jones Industrial Average® Fund | Class A | American Express Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Dow Jones Industrial Average® Fund | Class C | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Dow Jones Industrial Average® Fund | Class C | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
Dow Jones Industrial Average® Fund | Class C | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Dow Jones Industrial Average® Fund | Class C | Dow Jones Industrial Average Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Dow Jones Industrial Average® Fund | Class C | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Dow Jones Industrial Average® Fund | Class C | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Dow Jones Industrial Average® Fund | Class C | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Dow Jones Industrial Average® Fund | Class C | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Dow Jones Industrial Average® Fund | Class C | Dow Jones Industrial Average Mini Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Dow Jones Industrial Average® Fund | Class C | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.10%
Dow Jones Industrial Average® Fund | Class C | Sherwin Williams Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Dow Jones Industrial Average® Fund | Class C | Amgen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Dow Jones Industrial Average® Fund | Class C | Visa Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Dow Jones Industrial Average® Fund | Class C | Goldman Sachs Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Dow Jones Industrial Average® Fund | Class C | United Health Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Dow Jones Industrial Average® Fund | Class C | Mc Donalds Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Dow Jones Industrial Average® Fund | Class C | Home Depot Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Dow Jones Industrial Average® Fund | Class C | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Dow Jones Industrial Average® Fund | Class C | Caterpillar Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Dow Jones Industrial Average® Fund | Class C | American Express Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Dow Jones Industrial Average® Fund | Class H | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Dow Jones Industrial Average® Fund | Class H | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
Dow Jones Industrial Average® Fund | Class H | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Dow Jones Industrial Average® Fund | Class H | Dow Jones Industrial Average Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Dow Jones Industrial Average® Fund | Class H | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Dow Jones Industrial Average® Fund | Class H | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Dow Jones Industrial Average® Fund | Class H | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Dow Jones Industrial Average® Fund | Class H | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Dow Jones Industrial Average® Fund | Class H | Dow Jones Industrial Average Mini Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Dow Jones Industrial Average® Fund | Class H | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.10%
Dow Jones Industrial Average® Fund | Class H | Sherwin Williams Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Dow Jones Industrial Average® Fund | Class H | Amgen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Dow Jones Industrial Average® Fund | Class H | Visa Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Dow Jones Industrial Average® Fund | Class H | Goldman Sachs Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Dow Jones Industrial Average® Fund | Class H | United Health Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Dow Jones Industrial Average® Fund | Class H | Mc Donalds Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Dow Jones Industrial Average® Fund | Class H | Home Depot Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Dow Jones Industrial Average® Fund | Class H | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Dow Jones Industrial Average® Fund | Class H | Caterpillar Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Dow Jones Industrial Average® Fund | Class H | American Express Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Mid-Cap 1.5x Strategy Fund | Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Mid-Cap 1.5x Strategy Fund | Class A | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Mid-Cap 1.5x Strategy Fund | Class A | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Mid-Cap 1.5x Strategy Fund | Class A | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Mid-Cap 1.5x Strategy Fund | Class A | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Mid-Cap 1.5x Strategy Fund | Class A | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Mid-Cap 1.5x Strategy Fund | Class A | Samp P Mid Cap 400 Index Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.40%
Mid-Cap 1.5x Strategy Fund | Class A | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Mid-Cap 1.5x Strategy Fund | Class A | Basic Material [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Mid-Cap 1.5x Strategy Fund | Class A | Samp P Mid Cap 400 Index Equity Mini Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Mid-Cap 1.5x Strategy Fund | Class A | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Mid-Cap 1.5x Strategy Fund | Class A | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Mid-Cap 1.5x Strategy Fund | Class A | Guggenheim Strategy Fund I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Mid-Cap 1.5x Strategy Fund | Class A | R B Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Mid-Cap 1.5x Strategy Fund | Class A | Interactive Brokers Group Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Mid-Cap 1.5x Strategy Fund | Class A | Watsco Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Mid-Cap 1.5x Strategy Fund | Class A | E M C O R Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Mid-Cap 1.5x Strategy Fund | Class A | Fidelity National Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Mid-Cap 1.5x Strategy Fund | Class A | Docu Sign Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Mid-Cap 1.5x Strategy Fund | Class A | Equitable Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Mid-Cap 1.5x Strategy Fund | Class A | Caseys General Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Mid-Cap 1.5x Strategy Fund | Class C | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Mid-Cap 1.5x Strategy Fund | Class C | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Mid-Cap 1.5x Strategy Fund | Class C | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Mid-Cap 1.5x Strategy Fund | Class C | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Mid-Cap 1.5x Strategy Fund | Class C | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Mid-Cap 1.5x Strategy Fund | Class C | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Mid-Cap 1.5x Strategy Fund | Class C | Samp P Mid Cap 400 Index Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.40%
Mid-Cap 1.5x Strategy Fund | Class C | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Mid-Cap 1.5x Strategy Fund | Class C | Basic Material [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Mid-Cap 1.5x Strategy Fund | Class C | Samp P Mid Cap 400 Index Equity Mini Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Mid-Cap 1.5x Strategy Fund | Class C | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Mid-Cap 1.5x Strategy Fund | Class C | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Mid-Cap 1.5x Strategy Fund | Class C | Guggenheim Strategy Fund I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Mid-Cap 1.5x Strategy Fund | Class C | R B Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Mid-Cap 1.5x Strategy Fund | Class C | Interactive Brokers Group Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Mid-Cap 1.5x Strategy Fund | Class C | Watsco Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Mid-Cap 1.5x Strategy Fund | Class C | E M C O R Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Mid-Cap 1.5x Strategy Fund | Class C | Fidelity National Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Mid-Cap 1.5x Strategy Fund | Class C | Docu Sign Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Mid-Cap 1.5x Strategy Fund | Class C | Equitable Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Mid-Cap 1.5x Strategy Fund | Class C | Caseys General Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Mid-Cap 1.5x Strategy Fund | Class H | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Mid-Cap 1.5x Strategy Fund | Class H | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Mid-Cap 1.5x Strategy Fund | Class H | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Mid-Cap 1.5x Strategy Fund | Class H | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Mid-Cap 1.5x Strategy Fund | Class H | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Mid-Cap 1.5x Strategy Fund | Class H | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Mid-Cap 1.5x Strategy Fund | Class H | Samp P Mid Cap 400 Index Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.40%
Mid-Cap 1.5x Strategy Fund | Class H | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Mid-Cap 1.5x Strategy Fund | Class H | Basic Material [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Mid-Cap 1.5x Strategy Fund | Class H | Samp P Mid Cap 400 Index Equity Mini Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Mid-Cap 1.5x Strategy Fund | Class H | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Mid-Cap 1.5x Strategy Fund | Class H | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Mid-Cap 1.5x Strategy Fund | Class H | Guggenheim Strategy Fund I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Mid-Cap 1.5x Strategy Fund | Class H | R B Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Mid-Cap 1.5x Strategy Fund | Class H | Interactive Brokers Group Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Mid-Cap 1.5x Strategy Fund | Class H | Watsco Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Mid-Cap 1.5x Strategy Fund | Class H | E M C O R Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Mid-Cap 1.5x Strategy Fund | Class H | Fidelity National Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Mid-Cap 1.5x Strategy Fund | Class H | Docu Sign Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Mid-Cap 1.5x Strategy Fund | Class H | Equitable Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Mid-Cap 1.5x Strategy Fund | Class H | Caseys General Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Inverse Mid-Cap 1.5x Strategy Fund | Class A | Samp P Mid Cap 400 Index Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	(100.60%)
Inverse Mid-Cap 1.5x Strategy Fund | Class A | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Inverse Mid-Cap 1.5x Strategy Fund | Class A | Guggenheim Strategy Fund I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
Inverse Mid-Cap 1.5x Strategy Fund | Class A | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
Inverse Mid-Cap 1.5x Strategy Fund | Class C | Samp P Mid Cap 400 Index Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	(100.60%)
Inverse Mid-Cap 1.5x Strategy Fund | Class C | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Inverse Mid-Cap 1.5x Strategy Fund | Class C | Guggenheim Strategy Fund I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
Inverse Mid-Cap 1.5x Strategy Fund | Class C | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
Inverse Mid-Cap 1.5x Strategy Fund | Class H | Samp P Mid Cap 400 Index Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	(100.60%)
Inverse Mid-Cap 1.5x Strategy Fund | Class H | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Inverse Mid-Cap 1.5x Strategy Fund | Class H | Guggenheim Strategy Fund I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
Inverse Mid-Cap 1.5x Strategy Fund | Class H | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
NASDAQ-100 Fund | Investor Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
NASDAQ-100 Fund | Investor Class | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
NASDAQ-100 Fund | Investor Class | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.70%
NASDAQ-100 Fund | Investor Class | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
NASDAQ-100 Fund | Investor Class | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
NASDAQ-100 Fund | Investor Class | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
NASDAQ-100 Fund | Investor Class | N A S D A Q 100 Index Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
NASDAQ-100 Fund | Investor Class | N A S D A Q 100 Index Mini Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
NASDAQ-100 Fund | Investor Class | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.30%
NASDAQ-100 Fund | Investor Class | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
NASDAQ-100 Fund | Investor Class | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
NASDAQ-100 Fund | Investor Class | Alphabet Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
NASDAQ-100 Fund | Investor Class | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
NASDAQ-100 Fund | Investor Class | Meta Platforms Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
NASDAQ-100 Fund | Investor Class | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
NASDAQ-100 Fund | Investor Class | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
NASDAQ-100 Fund | Investor Class | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
NASDAQ-100 Fund | Investor Class | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
NASDAQ-100 Fund | Investor Class | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
NASDAQ-100 Fund | Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
NASDAQ-100 Fund | Class A | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
NASDAQ-100 Fund | Class A | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.70%
NASDAQ-100 Fund | Class A | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
NASDAQ-100 Fund | Class A | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
NASDAQ-100 Fund | Class A | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
NASDAQ-100 Fund | Class A | N A S D A Q 100 Index Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
NASDAQ-100 Fund | Class A | N A S D A Q 100 Index Mini Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
NASDAQ-100 Fund | Class A | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.30%
NASDAQ-100 Fund | Class A | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
NASDAQ-100 Fund | Class A | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
NASDAQ-100 Fund | Class A | Alphabet Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
NASDAQ-100 Fund | Class A | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
NASDAQ-100 Fund | Class A | Meta Platforms Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
NASDAQ-100 Fund | Class A | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
NASDAQ-100 Fund | Class A | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
NASDAQ-100 Fund | Class A | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
NASDAQ-100 Fund | Class A | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
NASDAQ-100 Fund | Class A | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
NASDAQ-100 Fund | Class C | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
NASDAQ-100 Fund | Class C | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
NASDAQ-100 Fund | Class C | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.70%
NASDAQ-100 Fund | Class C | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
NASDAQ-100 Fund | Class C | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
NASDAQ-100 Fund | Class C | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
NASDAQ-100 Fund | Class C | N A S D A Q 100 Index Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
NASDAQ-100 Fund | Class C | N A S D A Q 100 Index Mini Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
NASDAQ-100 Fund | Class C | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.30%
NASDAQ-100 Fund | Class C | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
NASDAQ-100 Fund | Class C | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
NASDAQ-100 Fund | Class C | Alphabet Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
NASDAQ-100 Fund | Class C | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
NASDAQ-100 Fund | Class C | Meta Platforms Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
NASDAQ-100 Fund | Class C | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
NASDAQ-100 Fund | Class C | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
NASDAQ-100 Fund | Class C | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
NASDAQ-100 Fund | Class C | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
NASDAQ-100 Fund | Class C | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
NASDAQ-100 Fund | Class H | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
NASDAQ-100 Fund | Class H | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
NASDAQ-100 Fund | Class H | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.70%
NASDAQ-100 Fund | Class H | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
NASDAQ-100 Fund | Class H | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
NASDAQ-100 Fund | Class H | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
NASDAQ-100 Fund | Class H | N A S D A Q 100 Index Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
NASDAQ-100 Fund | Class H | N A S D A Q 100 Index Mini Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
NASDAQ-100 Fund | Class H | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.30%
NASDAQ-100 Fund | Class H | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
NASDAQ-100 Fund | Class H | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
NASDAQ-100 Fund | Class H | Alphabet Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
NASDAQ-100 Fund | Class H | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
NASDAQ-100 Fund | Class H | Meta Platforms Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
NASDAQ-100 Fund | Class H | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
NASDAQ-100 Fund | Class H | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
NASDAQ-100 Fund | Class H | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
NASDAQ-100 Fund | Class H | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
NASDAQ-100 Fund | Class H | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Inverse NASDAQ-100® Strategy Fund | Investor Class | N A S D A Q 100 Index Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	(77.10%)
Inverse NASDAQ-100® Strategy Fund | Investor Class | N A S D A Q 100 Index Equity Mini Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(22.80%)
Inverse NASDAQ-100® Strategy Fund | Investor Class | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Inverse NASDAQ-100® Strategy Fund | Investor Class | Guggenheim Strategy Fund I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Inverse NASDAQ-100® Strategy Fund | Investor Class | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Inverse NASDAQ-100® Strategy Fund | Class A | N A S D A Q 100 Index Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	(77.10%)
Inverse NASDAQ-100® Strategy Fund | Class A | N A S D A Q 100 Index Equity Mini Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(22.80%)
Inverse NASDAQ-100® Strategy Fund | Class A | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Inverse NASDAQ-100® Strategy Fund | Class A | Guggenheim Strategy Fund I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Inverse NASDAQ-100® Strategy Fund | Class A | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Inverse NASDAQ-100® Strategy Fund | Class C | N A S D A Q 100 Index Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	(77.10%)
Inverse NASDAQ-100® Strategy Fund | Class C | N A S D A Q 100 Index Equity Mini Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(22.80%)
Inverse NASDAQ-100® Strategy Fund | Class C | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Inverse NASDAQ-100® Strategy Fund | Class C | Guggenheim Strategy Fund I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Inverse NASDAQ-100® Strategy Fund | Class C | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Inverse NASDAQ-100® Strategy Fund | Class H | N A S D A Q 100 Index Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	(77.10%)
Inverse NASDAQ-100® Strategy Fund | Class H | N A S D A Q 100 Index Equity Mini Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(22.80%)
Inverse NASDAQ-100® Strategy Fund | Class H | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Inverse NASDAQ-100® Strategy Fund | Class H | Guggenheim Strategy Fund I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Inverse NASDAQ-100® Strategy Fund | Class H | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Russell 2000® 1.5x Strategy Fund | Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Russell 2000® 1.5x Strategy Fund | Class A | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Russell 2000® 1.5x Strategy Fund | Class A | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Russell 2000® 1.5x Strategy Fund | Class A | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Russell 2000® 1.5x Strategy Fund | Class A | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Russell 2000® 1.5x Strategy Fund | Class A | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Russell 2000® 1.5x Strategy Fund | Class A | Russell 2000 Index Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.30%
Russell 2000® 1.5x Strategy Fund | Class A | Russell 2000 Index Equity Mini Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Russell 2000® 1.5x Strategy Fund | Class A | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
Russell 2000® 1.5x Strategy Fund | Class A | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Russell 2000® 1.5x Strategy Fund | Class A | Guggenheim Strategy Fund I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Russell 2000® 1.5x Strategy Fund | Class A | Sprouts Farmers Market Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Russell 2000® 1.5x Strategy Fund | Class A | Insmed Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Russell 2000® 1.5x Strategy Fund | Class A | F T A I Aviation Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Russell 2000® 1.5x Strategy Fund | Class A | Corcept Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Russell 2000® 1.5x Strategy Fund | Class A | South State Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Russell 2000® 1.5x Strategy Fund | Class A | Carpenter Technology Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Russell 2000® 1.5x Strategy Fund | Class A | Applied Industrial Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Russell 2000® 1.5x Strategy Fund | Class A | Mueller Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Russell 2000® 1.5x Strategy Fund | Class C | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Russell 2000® 1.5x Strategy Fund | Class C | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Russell 2000® 1.5x Strategy Fund | Class C | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Russell 2000® 1.5x Strategy Fund | Class C | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Russell 2000® 1.5x Strategy Fund | Class C | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Russell 2000® 1.5x Strategy Fund | Class C | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Russell 2000® 1.5x Strategy Fund | Class C | Russell 2000 Index Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.30%
Russell 2000® 1.5x Strategy Fund | Class C | Russell 2000 Index Equity Mini Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Russell 2000® 1.5x Strategy Fund | Class C | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
Russell 2000® 1.5x Strategy Fund | Class C | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Russell 2000® 1.5x Strategy Fund | Class C | Guggenheim Strategy Fund I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Russell 2000® 1.5x Strategy Fund | Class C | Sprouts Farmers Market Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Russell 2000® 1.5x Strategy Fund | Class C | Insmed Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Russell 2000® 1.5x Strategy Fund | Class C | F T A I Aviation Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Russell 2000® 1.5x Strategy Fund | Class C | Corcept Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Russell 2000® 1.5x Strategy Fund | Class C | South State Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Russell 2000® 1.5x Strategy Fund | Class C | Carpenter Technology Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Russell 2000® 1.5x Strategy Fund | Class C | Applied Industrial Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Russell 2000® 1.5x Strategy Fund | Class C | Mueller Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Russell 2000® 1.5x Strategy Fund | Class H | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Russell 2000® 1.5x Strategy Fund | Class H | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Russell 2000® 1.5x Strategy Fund | Class H | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Russell 2000® 1.5x Strategy Fund | Class H | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Russell 2000® 1.5x Strategy Fund | Class H | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Russell 2000® 1.5x Strategy Fund | Class H | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Russell 2000® 1.5x Strategy Fund | Class H | Russell 2000 Index Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.30%
Russell 2000® 1.5x Strategy Fund | Class H | Russell 2000 Index Equity Mini Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Russell 2000® 1.5x Strategy Fund | Class H | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
Russell 2000® 1.5x Strategy Fund | Class H | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Russell 2000® 1.5x Strategy Fund | Class H | Guggenheim Strategy Fund I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Russell 2000® 1.5x Strategy Fund | Class H | Sprouts Farmers Market Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Russell 2000® 1.5x Strategy Fund | Class H | Insmed Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Russell 2000® 1.5x Strategy Fund | Class H | F T A I Aviation Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Russell 2000® 1.5x Strategy Fund | Class H | Corcept Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Russell 2000® 1.5x Strategy Fund | Class H | South State Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Russell 2000® 1.5x Strategy Fund | Class H | Carpenter Technology Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Russell 2000® 1.5x Strategy Fund | Class H | Applied Industrial Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Russell 2000® 1.5x Strategy Fund | Class H | Mueller Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Russell 2000® Fund | Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Russell 2000® Fund | Class A | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Russell 2000® Fund | Class A | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Russell 2000® Fund | Class A | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Russell 2000® Fund | Class A | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Russell 2000® Fund | Class A | Russell 2000 Index Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
Russell 2000® Fund | Class A | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
Russell 2000® Fund | Class A | Russell 2000 Index Mini Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Russell 2000® Fund | Class A | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
Russell 2000® Fund | Class A | Sprouts Farmers Market Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Russell 2000® Fund | Class A | Insmed Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Russell 2000® Fund | Class A | F T A I Aviation Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Russell 2000® Fund | Class A | Corcept Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Russell 2000® Fund | Class A | South State Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Russell 2000® Fund | Class A | Carpenter Technology Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Russell 2000® Fund | Class A | Applied Industrial Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Russell 2000® Fund | Class A | Mueller Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Russell 2000® Fund | Class A | Vanguard Russell 2000 E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Russell 2000® Fund | Class A | I Shares Russell 2000 Index E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Russell 2000® Fund | Class C | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Russell 2000® Fund | Class C | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Russell 2000® Fund | Class C | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Russell 2000® Fund | Class C | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Russell 2000® Fund | Class C | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Russell 2000® Fund | Class C | Russell 2000 Index Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
Russell 2000® Fund | Class C | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
Russell 2000® Fund | Class C | Russell 2000 Index Mini Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Russell 2000® Fund | Class C | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
Russell 2000® Fund | Class C | Sprouts Farmers Market Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Russell 2000® Fund | Class C | Insmed Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Russell 2000® Fund | Class C | F T A I Aviation Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Russell 2000® Fund | Class C | Corcept Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Russell 2000® Fund | Class C | South State Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Russell 2000® Fund | Class C | Carpenter Technology Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Russell 2000® Fund | Class C | Applied Industrial Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Russell 2000® Fund | Class C | Mueller Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Russell 2000® Fund | Class C | Vanguard Russell 2000 E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Russell 2000® Fund | Class C | I Shares Russell 2000 Index E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Russell 2000® Fund | Class H | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Russell 2000® Fund | Class H | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Russell 2000® Fund | Class H | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Russell 2000® Fund | Class H | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Russell 2000® Fund | Class H | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Russell 2000® Fund | Class H | Russell 2000 Index Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
Russell 2000® Fund | Class H | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
Russell 2000® Fund | Class H | Russell 2000 Index Mini Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Russell 2000® Fund | Class H | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
Russell 2000® Fund | Class H | Sprouts Farmers Market Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Russell 2000® Fund | Class H | Insmed Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Russell 2000® Fund | Class H | F T A I Aviation Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Russell 2000® Fund | Class H | Corcept Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Russell 2000® Fund | Class H | South State Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Russell 2000® Fund | Class H | Carpenter Technology Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Russell 2000® Fund | Class H | Applied Industrial Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Russell 2000® Fund | Class H | Mueller Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Russell 2000® Fund | Class H | Vanguard Russell 2000 E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Russell 2000® Fund | Class H | I Shares Russell 2000 Index E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Inverse Russell 2000® Strategy Fund | Class A | Russell 2000 Index Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	(99.30%)
Inverse Russell 2000® Strategy Fund | Class A | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
Inverse Russell 2000® Strategy Fund | Class A | Guggenheim Strategy Fund I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
Inverse Russell 2000® Strategy Fund | Class A | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.20%
Inverse Russell 2000® Strategy Fund | Class C | Russell 2000 Index Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	(99.30%)
Inverse Russell 2000® Strategy Fund | Class C | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
Inverse Russell 2000® Strategy Fund | Class C | Guggenheim Strategy Fund I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
Inverse Russell 2000® Strategy Fund | Class C | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.20%
Inverse Russell 2000® Strategy Fund | Class H | Russell 2000 Index Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	(99.30%)
Inverse Russell 2000® Strategy Fund | Class H | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
Inverse Russell 2000® Strategy Fund | Class H | Guggenheim Strategy Fund I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
Inverse Russell 2000® Strategy Fund | Class H | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.20%
Nova Fund | Investor Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Nova Fund | Investor Class | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Nova Fund | Investor Class | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Nova Fund | Investor Class | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Nova Fund | Investor Class | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Nova Fund | Investor Class | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Nova Fund | Investor Class | Samp P 500 Index Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.60%
Nova Fund | Investor Class | Samp P 500 Index Equity Mini Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Nova Fund | Investor Class | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.30%
Nova Fund | Investor Class | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Nova Fund | Investor Class | Berkshire Hathaway Inc 8212 Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Nova Fund | Investor Class | Alphabet Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Nova Fund | Investor Class | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Nova Fund | Investor Class | Meta Platforms Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Nova Fund | Investor Class | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Nova Fund | Investor Class | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Nova Fund | Investor Class | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Nova Fund | Investor Class | Guggenheim Strategy Fund I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Nova Fund | Investor Class | Guggenheim Strategy Fund I I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Nova Fund | Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Nova Fund | Class A | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Nova Fund | Class A | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Nova Fund | Class A | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Nova Fund | Class A | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Nova Fund | Class A | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Nova Fund | Class A | Samp P 500 Index Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.60%
Nova Fund | Class A | Samp P 500 Index Equity Mini Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Nova Fund | Class A | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.30%
Nova Fund | Class A | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Nova Fund | Class A | Berkshire Hathaway Inc 8212 Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Nova Fund | Class A | Alphabet Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Nova Fund | Class A | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Nova Fund | Class A | Meta Platforms Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Nova Fund | Class A | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Nova Fund | Class A | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Nova Fund | Class A | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Nova Fund | Class A | Guggenheim Strategy Fund I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Nova Fund | Class A | Guggenheim Strategy Fund I I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Nova Fund | Class C | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Nova Fund | Class C | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Nova Fund | Class C | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Nova Fund | Class C | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Nova Fund | Class C | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Nova Fund | Class C | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Nova Fund | Class C | Samp P 500 Index Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.60%
Nova Fund | Class C | Samp P 500 Index Equity Mini Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Nova Fund | Class C | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.30%
Nova Fund | Class C | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Nova Fund | Class C | Berkshire Hathaway Inc 8212 Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Nova Fund | Class C | Alphabet Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Nova Fund | Class C | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Nova Fund | Class C | Meta Platforms Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Nova Fund | Class C | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Nova Fund | Class C | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Nova Fund | Class C | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Nova Fund | Class C | Guggenheim Strategy Fund I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Nova Fund | Class C | Guggenheim Strategy Fund I I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Nova Fund | Class H | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Nova Fund | Class H | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Nova Fund | Class H | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Nova Fund | Class H | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Nova Fund | Class H | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Nova Fund | Class H | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Nova Fund | Class H | Samp P 500 Index Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.60%
Nova Fund | Class H | Samp P 500 Index Equity Mini Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Nova Fund | Class H | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.30%
Nova Fund | Class H | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Nova Fund | Class H | Berkshire Hathaway Inc 8212 Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Nova Fund | Class H | Alphabet Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Nova Fund | Class H | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Nova Fund | Class H | Meta Platforms Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Nova Fund | Class H | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Nova Fund | Class H | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Nova Fund | Class H | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Nova Fund | Class H | Guggenheim Strategy Fund I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Nova Fund | Class H | Guggenheim Strategy Fund I I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
S&P 500® Fund | Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
S&P 500® Fund | Class A | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
S&P 500® Fund | Class A | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
S&P 500® Fund | Class A | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
S&P 500® Fund | Class A | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
S&P 500® Fund | Class A | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
S&P 500® Fund | Class A | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
S&P 500® Fund | Class A | Samp P 500 Index Equity Mini Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
S&P 500® Fund | Class A | Samp P 500 Equity Index Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
S&P 500® Fund | Class A | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.60%
S&P 500® Fund | Class A | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
S&P 500® Fund | Class A | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
S&P 500® Fund | Class A | Berkshire Hathaway Inc 8212 Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
S&P 500® Fund | Class A | Alphabet Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
S&P 500® Fund | Class A | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
S&P 500® Fund | Class A | Meta Platforms Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
S&P 500® Fund | Class A | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
S&P 500® Fund | Class A | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
S&P 500® Fund | Class A | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
S&P 500® Fund | Class A | Alphabet Inc 8212 Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
S&P 500® Fund | Class C | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
S&P 500® Fund | Class C | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
S&P 500® Fund | Class C | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
S&P 500® Fund | Class C | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
S&P 500® Fund | Class C | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
S&P 500® Fund | Class C | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
S&P 500® Fund | Class C | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
S&P 500® Fund | Class C | Samp P 500 Index Equity Mini Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
S&P 500® Fund | Class C | Samp P 500 Equity Index Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
S&P 500® Fund | Class C | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.60%
S&P 500® Fund | Class C | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
S&P 500® Fund | Class C | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
S&P 500® Fund | Class C | Berkshire Hathaway Inc 8212 Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
S&P 500® Fund | Class C | Alphabet Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
S&P 500® Fund | Class C | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
S&P 500® Fund | Class C | Meta Platforms Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
S&P 500® Fund | Class C | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
S&P 500® Fund | Class C | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
S&P 500® Fund | Class C | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
S&P 500® Fund | Class C | Alphabet Inc 8212 Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
S&P 500® Fund | Class H | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
S&P 500® Fund | Class H | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
S&P 500® Fund | Class H | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
S&P 500® Fund | Class H | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
S&P 500® Fund | Class H | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
S&P 500® Fund | Class H | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
S&P 500® Fund | Class H | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
S&P 500® Fund | Class H | Samp P 500 Index Equity Mini Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
S&P 500® Fund | Class H | Samp P 500 Equity Index Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
S&P 500® Fund | Class H | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.60%
S&P 500® Fund | Class H | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
S&P 500® Fund | Class H | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
S&P 500® Fund | Class H | Berkshire Hathaway Inc 8212 Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
S&P 500® Fund | Class H | Alphabet Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
S&P 500® Fund | Class H | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
S&P 500® Fund | Class H | Meta Platforms Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
S&P 500® Fund | Class H | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
S&P 500® Fund | Class H | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
S&P 500® Fund | Class H | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
S&P 500® Fund | Class H | Alphabet Inc 8212 Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Inverse S&P 500® Strategy Fund | Investor Class | Samp P 500 Index Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	(87.30%)
Inverse S&P 500® Strategy Fund | Investor Class | Samp P 500 Index Equity Mini Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(12.50%)
Inverse S&P 500® Strategy Fund | Investor Class | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Inverse S&P 500® Strategy Fund | Investor Class | Guggenheim Strategy Fund I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Inverse S&P 500® Strategy Fund | Investor Class | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
Inverse S&P 500® Strategy Fund | Class A | Samp P 500 Index Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	(87.30%)
Inverse S&P 500® Strategy Fund | Class A | Samp P 500 Index Equity Mini Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(12.50%)
Inverse S&P 500® Strategy Fund | Class A | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Inverse S&P 500® Strategy Fund | Class A | Guggenheim Strategy Fund I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Inverse S&P 500® Strategy Fund | Class A | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
Inverse S&P 500® Strategy Fund | Class C | Samp P 500 Index Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	(87.30%)
Inverse S&P 500® Strategy Fund | Class C | Samp P 500 Index Equity Mini Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(12.50%)
Inverse S&P 500® Strategy Fund | Class C | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Inverse S&P 500® Strategy Fund | Class C | Guggenheim Strategy Fund I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Inverse S&P 500® Strategy Fund | Class C | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
Inverse S&P 500® Strategy Fund | Class H | Samp P 500 Index Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	(87.30%)
Inverse S&P 500® Strategy Fund | Class H | Samp P 500 Index Equity Mini Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(12.50%)
Inverse S&P 500® Strategy Fund | Class H | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Inverse S&P 500® Strategy Fund | Class H | Guggenheim Strategy Fund I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Inverse S&P 500® Strategy Fund | Class H | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
S&P MidCap 400® Pure Growth Fund | Class A | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
S&P MidCap 400® Pure Growth Fund | Class A | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
S&P MidCap 400® Pure Growth Fund | Class A | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
S&P MidCap 400® Pure Growth Fund | Class A | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
S&P MidCap 400® Pure Growth Fund | Class A | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
S&P MidCap 400® Pure Growth Fund | Class A | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
S&P MidCap 400® Pure Growth Fund | Class A | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
S&P MidCap 400® Pure Growth Fund | Class A | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
S&P MidCap 400® Pure Growth Fund | Class A | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
S&P MidCap 400® Pure Growth Fund | Class A | Carpenter Technology Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
S&P MidCap 400® Pure Growth Fund | Class A | Roivant Sciences Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
S&P MidCap 400® Pure Growth Fund | Class A | Valaris Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
S&P MidCap 400® Pure Growth Fund | Class A | Globus Medical Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
S&P MidCap 400® Pure Growth Fund | Class A | Himsamp Hers Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
S&P MidCap 400® Pure Growth Fund | Class A | Exelixis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
S&P MidCap 400® Pure Growth Fund | Class A | Masimo Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
S&P MidCap 400® Pure Growth Fund | Class A | Renaissance Re Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
S&P MidCap 400® Pure Growth Fund | Class A | Halozyme Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
S&P MidCap 400® Pure Growth Fund | Class A | Shift 4 Payments Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
S&P MidCap 400® Pure Growth Fund | Class C | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
S&P MidCap 400® Pure Growth Fund | Class C | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
S&P MidCap 400® Pure Growth Fund | Class C | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
S&P MidCap 400® Pure Growth Fund | Class C | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
S&P MidCap 400® Pure Growth Fund | Class C | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
S&P MidCap 400® Pure Growth Fund | Class C | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
S&P MidCap 400® Pure Growth Fund | Class C | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
S&P MidCap 400® Pure Growth Fund | Class C | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
S&P MidCap 400® Pure Growth Fund | Class C | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
S&P MidCap 400® Pure Growth Fund | Class C | Carpenter Technology Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
S&P MidCap 400® Pure Growth Fund | Class C | Roivant Sciences Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
S&P MidCap 400® Pure Growth Fund | Class C | Valaris Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
S&P MidCap 400® Pure Growth Fund | Class C | Globus Medical Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
S&P MidCap 400® Pure Growth Fund | Class C | Himsamp Hers Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
S&P MidCap 400® Pure Growth Fund | Class C | Exelixis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
S&P MidCap 400® Pure Growth Fund | Class C | Masimo Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
S&P MidCap 400® Pure Growth Fund | Class C | Renaissance Re Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
S&P MidCap 400® Pure Growth Fund | Class C | Halozyme Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
S&P MidCap 400® Pure Growth Fund | Class C | Shift 4 Payments Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
S&P MidCap 400® Pure Growth Fund | Class H | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
S&P MidCap 400® Pure Growth Fund | Class H | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
S&P MidCap 400® Pure Growth Fund | Class H | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
S&P MidCap 400® Pure Growth Fund | Class H | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
S&P MidCap 400® Pure Growth Fund | Class H | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
S&P MidCap 400® Pure Growth Fund | Class H | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
S&P MidCap 400® Pure Growth Fund | Class H | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
S&P MidCap 400® Pure Growth Fund | Class H | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
S&P MidCap 400® Pure Growth Fund | Class H | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
S&P MidCap 400® Pure Growth Fund | Class H | Carpenter Technology Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
S&P MidCap 400® Pure Growth Fund | Class H | Roivant Sciences Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
S&P MidCap 400® Pure Growth Fund | Class H | Valaris Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
S&P MidCap 400® Pure Growth Fund | Class H | Globus Medical Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
S&P MidCap 400® Pure Growth Fund | Class H | Himsamp Hers Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
S&P MidCap 400® Pure Growth Fund | Class H | Exelixis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
S&P MidCap 400® Pure Growth Fund | Class H | Masimo Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
S&P MidCap 400® Pure Growth Fund | Class H | Renaissance Re Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
S&P MidCap 400® Pure Growth Fund | Class H | Halozyme Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
S&P MidCap 400® Pure Growth Fund | Class H | Shift 4 Payments Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C 000129378 [Member] | Class Awithoutsalescharge [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C 000129378 [Member] | Class Awithsalescharge 8224 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C 000129378 [Member] | Class Cwithout C D S C [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C 000129378 [Member] | Class Cwith C D S C 8225 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C 000129378 [Member] | Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C 000129378 [Member] | Bloomberg Emerging Markets U S D Aggregate Bond Index [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C 000129378 [Member] | I C E Bof A B B Bamp Lower Sovereign U S D External Debt Index [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C 000129378 [Member] | C D X E M 43 Index V 1 Credit Default Swap Agreements Protection Sold [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.50%
C 000129378 [Member] | Interest Rate Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.70%
C 000129378 [Member] | Invesco Emerging Markets Sovereign Debt E T F Swap Agreement [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.30%
C 000129379 [Member] | Class Awithoutsalescharge [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C 000129379 [Member] | Class Awithsalescharge 8224 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C 000129379 [Member] | Class Cwithout C D S C [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C 000129379 [Member] | Class Cwith C D S C 8225 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C 000129379 [Member] | Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C 000129379 [Member] | Bloomberg Emerging Markets U S D Aggregate Bond Index [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C 000129379 [Member] | I C E Bof A B B Bamp Lower Sovereign U S D External Debt Index [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C 000129379 [Member] | C D X E M 43 Index V 1 Credit Default Swap Agreements Protection Sold [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.50%
C 000129379 [Member] | Interest Rate Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.70%
C 000129379 [Member] | Invesco Emerging Markets Sovereign Debt E T F Swap Agreement [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.30%
C 000129380 [Member] | Class Awithoutsalescharge [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C 000129380 [Member] | Class Awithsalescharge 8224 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C 000129380 [Member] | Class Cwithout C D S C [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C 000129380 [Member] | Class Cwith C D S C 8225 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C 000129380 [Member] | Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C 000129380 [Member] | Bloomberg Emerging Markets U S D Aggregate Bond Index [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C 000129380 [Member] | I C E Bof A B B Bamp Lower Sovereign U S D External Debt Index [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C 000129380 [Member] | C D X E M 43 Index V 1 Credit Default Swap Agreements Protection Sold [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.50%
C 000129380 [Member] | Interest Rate Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.70%
C 000129380 [Member] | Invesco Emerging Markets Sovereign Debt E T F Swap Agreement [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.30%
C 000010307 [Member] | Interest Rate Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.40%
C 000010307 [Member] | U S Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.30%
C 000010307 [Member] | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C 000010307 [Member] | Guggenheim Strategy Fund I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C 000010307 [Member] | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.50%
C 000010307 [Member] | U S Treasury Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.30%
C 000010309 [Member] | Interest Rate Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.40%
C 000010309 [Member] | U S Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.30%
C 000010309 [Member] | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C 000010309 [Member] | Guggenheim Strategy Fund I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C 000010309 [Member] | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.50%
C 000010309 [Member] | U S Treasury Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.30%
C 000010310 [Member] | Interest Rate Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.40%
C 000010310 [Member] | U S Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.30%
C 000010310 [Member] | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C 000010310 [Member] | Guggenheim Strategy Fund I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C 000010310 [Member] | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.50%
C 000010310 [Member] | U S Treasury Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.30%
C 000149021 [Member] | Interest Rate Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.40%
C 000149021 [Member] | U S Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.30%
C 000149021 [Member] | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C 000149021 [Member] | Guggenheim Strategy Fund I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C 000149021 [Member] | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.50%
C 000149021 [Member] | U S Treasury Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.30%
C 000010326 [Member] | U S Treasury Ultra Long Bond Interest Rate Futures Contracts Sold Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	(15.10%)
C 000010326 [Member] | U S Government Securities Sold Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	(85.10%)
C 000010326 [Member] | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C 000010326 [Member] | Guggenheim Strategy Fund I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C 000010326 [Member] | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.10%
C 000010328 [Member] | U S Treasury Ultra Long Bond Interest Rate Futures Contracts Sold Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	(15.10%)
C 000010328 [Member] | U S Government Securities Sold Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	(85.10%)
C 000010328 [Member] | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C 000010328 [Member] | Guggenheim Strategy Fund I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C 000010328 [Member] | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.10%
C 000010329 [Member] | U S Treasury Ultra Long Bond Interest Rate Futures Contracts Sold Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	(15.10%)
C 000010329 [Member] | U S Government Securities Sold Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	(85.10%)
C 000010329 [Member] | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C 000010329 [Member] | Guggenheim Strategy Fund I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C 000010329 [Member] | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.10%
C 000149022 [Member] | U S Treasury Ultra Long Bond Interest Rate Futures Contracts Sold Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	(15.10%)
C 000149022 [Member] | U S Government Securities Sold Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	(85.10%)
C 000149022 [Member] | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C 000149022 [Member] | Guggenheim Strategy Fund I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C 000149022 [Member] | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.10%
C 000043615 [Member] | Interest Rate Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.70%
C 000043615 [Member] | Credit Default Swap Agreements Protection Sold [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.30%
C 000043615 [Member] | I Sharesi Boxx High Yield Corporate Bond E T F Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C 000043615 [Member] | S P D R Bloomberg High Yield Bond E T F Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C 000043615 [Member] | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C 000043615 [Member] | Guggenheim Strategy Fund I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C 000043615 [Member] | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C 000043615 [Member] | Guggenheim Strategy Fund I I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C 000043616 [Member] | Interest Rate Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.70%
C 000043616 [Member] | Credit Default Swap Agreements Protection Sold [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.30%
C 000043616 [Member] | I Sharesi Boxx High Yield Corporate Bond E T F Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C 000043616 [Member] | S P D R Bloomberg High Yield Bond E T F Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C 000043616 [Member] | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C 000043616 [Member] | Guggenheim Strategy Fund I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C 000043616 [Member] | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C 000043616 [Member] | Guggenheim Strategy Fund I I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C 000043617 [Member] | Interest Rate Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.70%
C 000043617 [Member] | Credit Default Swap Agreements Protection Sold [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.30%
C 000043617 [Member] | I Sharesi Boxx High Yield Corporate Bond E T F Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C 000043617 [Member] | S P D R Bloomberg High Yield Bond E T F Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C 000043617 [Member] | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C 000043617 [Member] | Guggenheim Strategy Fund I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C 000043617 [Member] | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C 000043617 [Member] | Guggenheim Strategy Fund I I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C 000043618 [Member] | Interest Rate Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(100.40%)
C 000043618 [Member] | Credit Default Swap Agreements Protection Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	(94.00%)
C 000043618 [Member] | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C 000043618 [Member] | Guggenheim Strategy Fund I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C 000043618 [Member] | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C 000043619 [Member] | Interest Rate Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(100.40%)
C 000043619 [Member] | Credit Default Swap Agreements Protection Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	(94.00%)
C 000043619 [Member] | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C 000043619 [Member] | Guggenheim Strategy Fund I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C 000043619 [Member] | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C 000043620 [Member] | Interest Rate Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(100.40%)
C 000043620 [Member] | Credit Default Swap Agreements Protection Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	(94.00%)
C 000043620 [Member] | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C 000043620 [Member] | Guggenheim Strategy Fund I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C 000043620 [Member] | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Emerging Markets 2x Strategy Fund | Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Emerging Markets 2x Strategy Fund | Class A | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Emerging Markets 2x Strategy Fund | Class A | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Emerging Markets 2x Strategy Fund | Class A | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Emerging Markets 2x Strategy Fund | Class A | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Emerging Markets 2x Strategy Fund | Class A | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Emerging Markets 2x Strategy Fund | Class A | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Emerging Markets 2x Strategy Fund | Class A | Samp P Emerging 50 A D R Index Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	151.40%
Emerging Markets 2x Strategy Fund | Class A | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	54.70%
Emerging Markets 2x Strategy Fund | Class A | Taiwan Provinceof China [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Emerging Markets 2x Strategy Fund | Class A | CAYMAN ISLANDS
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Emerging Markets 2x Strategy Fund | Class A | INDIA
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Emerging Markets 2x Strategy Fund | Class A | CHINA
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Emerging Markets 2x Strategy Fund | Class A | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Emerging Markets 2x Strategy Fund | Class A | Republicof Korea [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Emerging Markets 2x Strategy Fund | Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Emerging Markets 2x Strategy Fund | Class A | Strong Total Investmentsstrong [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Emerging Markets 2x Strategy Fund | Class A | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.60%
Emerging Markets 2x Strategy Fund | Class A | P D D Holdings Inc A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Emerging Markets 2x Strategy Fund | Class A | Taiwan Semiconductor Manufacturing Company Ltd A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Emerging Markets 2x Strategy Fund | Class A | Alibaba Group Holding Ltd A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Emerging Markets 2x Strategy Fund | Class A | H D F C Bank Ltd A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Emerging Markets 2x Strategy Fund | Class A | I C I C I Bank Ltd A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Emerging Markets 2x Strategy Fund | Class A | Infosys Ltd A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Emerging Markets 2x Strategy Fund | Class A | J Dcom Inc A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Emerging Markets 2x Strategy Fund | Class A | Net Ease Inc A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Emerging Markets 2x Strategy Fund | Class A | Vale S A A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Emerging Markets 2x Strategy Fund | Class A | Tripcom Group Ltd A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Emerging Markets 2x Strategy Fund | Class C | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Emerging Markets 2x Strategy Fund | Class C | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Emerging Markets 2x Strategy Fund | Class C | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Emerging Markets 2x Strategy Fund | Class C | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Emerging Markets 2x Strategy Fund | Class C | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Emerging Markets 2x Strategy Fund | Class C | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Emerging Markets 2x Strategy Fund | Class C | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Emerging Markets 2x Strategy Fund | Class C | Samp P Emerging 50 A D R Index Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	151.40%
Emerging Markets 2x Strategy Fund | Class C | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	54.70%
Emerging Markets 2x Strategy Fund | Class C | Taiwan Provinceof China [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Emerging Markets 2x Strategy Fund | Class C | CAYMAN ISLANDS
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Emerging Markets 2x Strategy Fund | Class C | INDIA
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Emerging Markets 2x Strategy Fund | Class C | CHINA
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Emerging Markets 2x Strategy Fund | Class C | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Emerging Markets 2x Strategy Fund | Class C | Republicof Korea [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Emerging Markets 2x Strategy Fund | Class C | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Emerging Markets 2x Strategy Fund | Class C | Strong Total Investmentsstrong [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Emerging Markets 2x Strategy Fund | Class C | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.60%
Emerging Markets 2x Strategy Fund | Class C | P D D Holdings Inc A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Emerging Markets 2x Strategy Fund | Class C | Taiwan Semiconductor Manufacturing Company Ltd A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Emerging Markets 2x Strategy Fund | Class C | Alibaba Group Holding Ltd A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Emerging Markets 2x Strategy Fund | Class C | H D F C Bank Ltd A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Emerging Markets 2x Strategy Fund | Class C | I C I C I Bank Ltd A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Emerging Markets 2x Strategy Fund | Class C | Infosys Ltd A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Emerging Markets 2x Strategy Fund | Class C | J Dcom Inc A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Emerging Markets 2x Strategy Fund | Class C | Net Ease Inc A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Emerging Markets 2x Strategy Fund | Class C | Vale S A A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Emerging Markets 2x Strategy Fund | Class C | Tripcom Group Ltd A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Emerging Markets 2x Strategy Fund | Class H | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Emerging Markets 2x Strategy Fund | Class H | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Emerging Markets 2x Strategy Fund | Class H | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Emerging Markets 2x Strategy Fund | Class H | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Emerging Markets 2x Strategy Fund | Class H | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Emerging Markets 2x Strategy Fund | Class H | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Emerging Markets 2x Strategy Fund | Class H | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Emerging Markets 2x Strategy Fund | Class H | Samp P Emerging 50 A D R Index Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	151.40%
Emerging Markets 2x Strategy Fund | Class H | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	54.70%
Emerging Markets 2x Strategy Fund | Class H | Taiwan Provinceof China [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Emerging Markets 2x Strategy Fund | Class H | CAYMAN ISLANDS
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Emerging Markets 2x Strategy Fund | Class H | INDIA
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Emerging Markets 2x Strategy Fund | Class H | CHINA
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Emerging Markets 2x Strategy Fund | Class H | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Emerging Markets 2x Strategy Fund | Class H | Republicof Korea [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Emerging Markets 2x Strategy Fund | Class H | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Emerging Markets 2x Strategy Fund | Class H | Strong Total Investmentsstrong [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Emerging Markets 2x Strategy Fund | Class H | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.60%
Emerging Markets 2x Strategy Fund | Class H | P D D Holdings Inc A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Emerging Markets 2x Strategy Fund | Class H | Taiwan Semiconductor Manufacturing Company Ltd A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Emerging Markets 2x Strategy Fund | Class H | Alibaba Group Holding Ltd A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Emerging Markets 2x Strategy Fund | Class H | H D F C Bank Ltd A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Emerging Markets 2x Strategy Fund | Class H | I C I C I Bank Ltd A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Emerging Markets 2x Strategy Fund | Class H | Infosys Ltd A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Emerging Markets 2x Strategy Fund | Class H | J Dcom Inc A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Emerging Markets 2x Strategy Fund | Class H | Net Ease Inc A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Emerging Markets 2x Strategy Fund | Class H | Vale S A A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Emerging Markets 2x Strategy Fund | Class H | Tripcom Group Ltd A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Inverse Emerging Markets 2x Strategy Fund | Class A | Samp P Emerging 50 A D R Index Swap Agreements Sold Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	(198.40%)
Inverse Emerging Markets 2x Strategy Fund | Class C | Samp P Emerging 50 A D R Index Swap Agreements Sold Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	(198.40%)
Inverse Emerging Markets 2x Strategy Fund | Class H | Samp P Emerging 50 A D R Index Swap Agreements Sold Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	(198.40%)
Europe 1.25x Strategy Fund | Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Europe 1.25x Strategy Fund | Class A | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Europe 1.25x Strategy Fund | Class A | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Europe 1.25x Strategy Fund | Class A | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Europe 1.25x Strategy Fund | Class A | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Europe 1.25x Strategy Fund | Class A | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Europe 1.25x Strategy Fund | Class A | Currency Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	81.30%
Europe 1.25x Strategy Fund | Class A | Equity Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.70%
Europe 1.25x Strategy Fund | Class A | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	55.50%
Europe 1.25x Strategy Fund | Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Europe 1.25x Strategy Fund | Class A | Strong Total Investmentsstrong [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Europe 1.25x Strategy Fund | Class A | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Europe 1.25x Strategy Fund | Class A | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Europe 1.25x Strategy Fund | Class A | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Europe 1.25x Strategy Fund | Class A | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Europe 1.25x Strategy Fund | Class A | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Europe 1.25x Strategy Fund | Class A | ITALY
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Europe 1.25x Strategy Fund | Class A | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Europe 1.25x Strategy Fund | Class A | Astra Zenecaplc A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Europe 1.25x Strategy Fund | Class A | S A P S E A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Europe 1.25x Strategy Fund | Class A | Nestle S A A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Europe 1.25x Strategy Fund | Class A | A S M L Holding N V 8212 Class G [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Europe 1.25x Strategy Fund | Class A | Roche Holding A G A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Europe 1.25x Strategy Fund | Class A | Shellplc A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Europe 1.25x Strategy Fund | Class A | Novo Nordisk A S A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Europe 1.25x Strategy Fund | Class A | Novartis A G A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Europe 1.25x Strategy Fund | Class A | H S B C Holdingsplc A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Europe 1.25x Strategy Fund | Class A | Siemens A G A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Europe 1.25x Strategy Fund | Class C | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Europe 1.25x Strategy Fund | Class C | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Europe 1.25x Strategy Fund | Class C | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Europe 1.25x Strategy Fund | Class C | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Europe 1.25x Strategy Fund | Class C | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Europe 1.25x Strategy Fund | Class C | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Europe 1.25x Strategy Fund | Class C | Currency Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	81.30%
Europe 1.25x Strategy Fund | Class C | Equity Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.70%
Europe 1.25x Strategy Fund | Class C | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	55.50%
Europe 1.25x Strategy Fund | Class C | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Europe 1.25x Strategy Fund | Class C | Strong Total Investmentsstrong [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Europe 1.25x Strategy Fund | Class C | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Europe 1.25x Strategy Fund | Class C | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Europe 1.25x Strategy Fund | Class C | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Europe 1.25x Strategy Fund | Class C | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Europe 1.25x Strategy Fund | Class C | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Europe 1.25x Strategy Fund | Class C | ITALY
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Europe 1.25x Strategy Fund | Class C | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Europe 1.25x Strategy Fund | Class C | Astra Zenecaplc A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Europe 1.25x Strategy Fund | Class C | S A P S E A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Europe 1.25x Strategy Fund | Class C | Nestle S A A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Europe 1.25x Strategy Fund | Class C | A S M L Holding N V 8212 Class G [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Europe 1.25x Strategy Fund | Class C | Roche Holding A G A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Europe 1.25x Strategy Fund | Class C | Shellplc A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Europe 1.25x Strategy Fund | Class C | Novo Nordisk A S A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Europe 1.25x Strategy Fund | Class C | Novartis A G A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Europe 1.25x Strategy Fund | Class C | H S B C Holdingsplc A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Europe 1.25x Strategy Fund | Class C | Siemens A G A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Europe 1.25x Strategy Fund | Class H | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Europe 1.25x Strategy Fund | Class H | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Europe 1.25x Strategy Fund | Class H | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Europe 1.25x Strategy Fund | Class H | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Europe 1.25x Strategy Fund | Class H | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Europe 1.25x Strategy Fund | Class H | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Europe 1.25x Strategy Fund | Class H | Currency Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	81.30%
Europe 1.25x Strategy Fund | Class H | Equity Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.70%
Europe 1.25x Strategy Fund | Class H | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	55.50%
Europe 1.25x Strategy Fund | Class H | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Europe 1.25x Strategy Fund | Class H | Strong Total Investmentsstrong [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Europe 1.25x Strategy Fund | Class H | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Europe 1.25x Strategy Fund | Class H | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Europe 1.25x Strategy Fund | Class H | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Europe 1.25x Strategy Fund | Class H | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Europe 1.25x Strategy Fund | Class H | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Europe 1.25x Strategy Fund | Class H | ITALY
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Europe 1.25x Strategy Fund | Class H | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Europe 1.25x Strategy Fund | Class H | Astra Zenecaplc A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Europe 1.25x Strategy Fund | Class H | S A P S E A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Europe 1.25x Strategy Fund | Class H | Nestle S A A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Europe 1.25x Strategy Fund | Class H | A S M L Holding N V 8212 Class G [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Europe 1.25x Strategy Fund | Class H | Roche Holding A G A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Europe 1.25x Strategy Fund | Class H | Shellplc A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Europe 1.25x Strategy Fund | Class H | Novo Nordisk A S A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Europe 1.25x Strategy Fund | Class H | Novartis A G A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Europe 1.25x Strategy Fund | Class H | H S B C Holdingsplc A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Europe 1.25x Strategy Fund | Class H | Siemens A G A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C 000050428 [Member] | Currency Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	195.40%
C 000050428 [Member] | Equity Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	199.50%
C 000050429 [Member] | Currency Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	195.40%
C 000050429 [Member] | Equity Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	199.50%
C 000050430 [Member] | Currency Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	195.40%
C 000050430 [Member] | Equity Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	199.50%
Strengthening Dollar 2x Strategy Fund | Class A | U S Dollar Index Currency Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	152.70%
Strengthening Dollar 2x Strategy Fund | Class A | U S Dollar Index Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.80%
Strengthening Dollar 2x Strategy Fund | Class C | U S Dollar Index Currency Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	152.70%
Strengthening Dollar 2x Strategy Fund | Class C | U S Dollar Index Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.80%
Strengthening Dollar 2x Strategy Fund | Class H | U S Dollar Index Currency Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	152.70%
Strengthening Dollar 2x Strategy Fund | Class H | U S Dollar Index Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.80%
Weakening Dollar 2x Strategy Fund | Class A | U S Dollar Index Swap Agreements Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(50.10%)
Weakening Dollar 2x Strategy Fund | Class A | U S Dollar Index Currency Futures Contracts Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(150.10%)
Weakening Dollar 2x Strategy Fund | Class C | U S Dollar Index Swap Agreements Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(50.10%)
Weakening Dollar 2x Strategy Fund | Class C | U S Dollar Index Currency Futures Contracts Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(150.10%)
Weakening Dollar 2x Strategy Fund | Class H | U S Dollar Index Swap Agreements Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(50.10%)
Weakening Dollar 2x Strategy Fund | Class H | U S Dollar Index Currency Futures Contracts Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(150.10%)
U.S. Government Money Market Fund | Money Market Class | U S Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
U.S. Government Money Market Fund | Money Market Class | Federal Home Loan Bank Federal Agency Discount Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
U.S. Government Money Market Fund | Money Market Class | Federal Home Loan Bank Federal Agency Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
U.S. Government Money Market Fund | Money Market Class | Federal Farm Credit Bank Federal Agency Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
U.S. Government Money Market Fund | Money Market Class | Farmer Mac Federal Agency Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
U.S. Government Money Market Fund | Money Market Class | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.20%
U.S. Government Money Market Fund | Money Market Class | U S Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%